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Oppenheimer International Small Company Fund
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated December 22, 2000, Revised August 13, 2001

         This  Statement  of  Additional  Information  is  not  a  Prospectus.   This  document  contains  additional
information  about the Fund and  supplements  information  in the  Prospectus  dated  December 22, 2000. It should be read  together  with the  Prospectus.  You can  obtain the  Prospectus  by  writing  to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado  80217,  or by calling the  Transfer  Agent at the
toll-free   number  shown  above,   or  by   downloading   it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

         The investment objective,  the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional Information contains supplemental  information about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select for the
Fund.  Additional  information  is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the techniques and strategies that the
Fund's  Manager may use in selecting  portfolio  securities  will vary over time. The Fund is not required to use all of the  investment  techniques and  strategies  described  below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

Growth  Companies.  Growth  companies are those companies that the Manager  believes are entering into a growth cycle in their business,  with the expectation that their stock will increase in value.  They may be established  companies as well as newer companies in the development stage.

         Growth companies might have a variety of characteristics  that in the Manager's view define them as "growth"
issuers.  They might be  generating  or applying new  technologies,  new or improved  distribution  techniques or new services.  They might own or develop  natural  resources.  They might be  companies  that can benefit  from  changing consumer demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or industry.  In each case,  they have  prospects  that the Manager  believes are  favorable  for the long term.  The portfolio  manager of the Fund looks for growth  companies  with strong,  capable  management,  sound  financial  and accounting policies, successful product development and marketing and other factors.

         |X|  Investments in Equity  Securities.  The Fund focuses its  investments  in equity  securities of foreign small-cap growth companies.  Equity securities  include common stocks,  preferred  stocks,  rights and warrants,  and securities  convertible into common stock. The Fund's  investments  primarily  include stocks of small cap companies, as  explained  under "About the Fund's  Investments"  in the  Prospectus,  but the Fund can  purchase  securities  of issuers having a larger market capitalization.

         Current income is not a criterion used to select portfolio securities.  However, certain debt securities can be selected for the Fund's  portfolio for defensive  purposes  (including debt  securities that the Manager  believes might offer some opportunities for capital appreciation when stocks are disfavored).

         Securities of newer small-cap growth companies might offer greater  opportunities  for capital  appreciation than securities of large,  more  established  companies.  However,  these  securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be  subject to greater  price  volatility  in  general  than  securities  of  large-cap  and  mid-cap  companies.
Therefore,  to the degree  that the Fund has  investments  in  smaller  capitalization  companies  at times of market volatility, the Fund's share price may fluctuate more.

                  |_|  Convertible  Securities.  While some  convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities) causes them to be regarded by the
Manager  more as "equity  equivalents."  As a result,  the rating  assigned  to the  security  has less impact on the
Manager's investment decision than in the case of non-convertible debt fixed income securities.

         The value of a convertible  security is a function of its "investment value" and its "conversion  value." If the  investment  value  exceeds the  conversion  value,  the security  will behave more like a debt  security and the security's  price will likely  increase  when  interest  rates fall and decrease  when  interest  rates rise.  If the conversion value exceeds the investment  value,  the security will behave more like an equity security.  In that case it will likely sell at a premium over its  conversion  value and its price will tend to fluctuate  directly  with the price of the underlying security.

         To  determine  whether  convertible  securities  should be  regarded  as "equity  equivalents,"  the Manager examines the following factors:
(1)      whether,  at the option of the  investor,  the  convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity  substitute,"  providing the ability to participate in any appreciation in the price of the issuer's common stock.

                  |_| Rights and  Warrants.  The Fund may invest up to 5% of its total  assets in warrants or rights.
That 5% limit does not apply to  warrants  and rights the Fund has  acquired as part of units of  securities  or that are attached to other  securities that the Fund buys.  Warrants  basically are options to purchase equity  securities at  specific  prices  valid for a specific  period of time.  Their  prices do not  necessarily  move  parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally  have a short  duration and are distributed  directly  by the issuer to its  shareholders.  Rights and  warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X|      Foreign Securities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries  other than the United States and of  governments  other than the U.S.  government.  They also include  securities  of companies  (including  those that are located in the U.S. or organized  under U.S.  law)
that derive a  significant  portion of their revenue or profits from foreign  businesses,  investments  or sales,  or that have a significant  portion of their assets  abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a
U.S. securities exchange or traded in the U.S.  over-the-counter  markets are considered "foreign securities" for the purpose of the Fund's  investment  allocations.  They are  subject to some of the special  considerations  and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign  securities offers potential benefits not available from investing solely in securities of  domestic  issuers.  They  include  the  opportunity  to invest in foreign  issuers  that  appear to offer  growth potential,  or in foreign  countries with economic  policies or business cycles  different from those of the U.S., or to reduce  fluctuations in portfolio value by taking  advantage of foreign stock markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold  foreign  currency  only in  connection  with the  purchase or sale of foreign securities.

                  |_| Risks of Foreign Investing.  Investments in foreign securities may offer special  opportunities for  investing  but  also  present  special  additional  risks  and  considerations  not  typically  associated  with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value  of  foreign  investments  due to  changes  in  currency  rates  or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased  risks of delays in settlement of portfolio  transactions  or loss of  certificates  for portfolio securities;
o        possibilities in some countries of  expropriation,  confiscatory  taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past,  U.S.  Government  policies have  discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                  |_| Special  Risks of Emerging  Markets.  Emerging  and  developing  markets  abroad may also offer special  opportunities  for growth  investing but have greater risks than more  developed  foreign  markets,  such as those in Europe and  Canada,  Australia,  New  Zealand  and Japan.  There may be even less  liquidity  in their stock markets,  and settlements of purchases and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation of

income and profits because of currency restrictions imposed by local governments. Those countries may also be  subject  to the risk of  greater  political  and  economic  instability,  which can  greatly  affect the volatility of prices of securities in those countries.

         In certain  developing  countries,  government  approval may be required for the  repatriation of investment income,  capital or the proceeds of sales of securities by foreign  investors,  such as the Fund.  Also, a government might impose temporary  restrictions on remitting capital abroad if the country's  balance of payments  deteriorates, or it might do so for other  reasons.  If government  approval  were delayed or refused,  the Fund could be adversely affected.  Additionally,  the Fund could be adversely  affected by the imposition of  restrictions  on investments by foreign entities.

         Among the countries  that the Manager has  identified  as  developing or emerging  markets in which the Fund will  consider  investing are the following  countries.  The Fund might not invest in all of these  countries and the list may change.

Algeria                         Guyana                       Myanmar                      Tanzania
Argentina                       Hong Kong                    Namibia                      Thailand
Bangladesh                      HungaryIndia                 Nigeria                      Tunisia
Bolivia                         Indonesia                    Pakistan                     Turkey
Botswana                        Iran                         Paraguay                     Ukraine
Brazil                          Israel                       Peru                         Uruguay
Bulgaria                        Ivory Coast                  Philippines                  Venezuela
Chile                           Jamaica                      Poland                       Vietnam
China                           Jordan                       Portugal                     Zambia
Colombia                        Kenya                        Russia                       Zimbabwe
Costa Rica                      Latvia                       Singapore
Cyprus                          Lebanon                      Slovakia Republic
Czech Republic                  Lithuania                    Slovenia
Ecuador                         Malaysia                     South Africa
Egypt                           Mauritius                    South Korea
Estonia                         Mexico                       Sri Lanka
Ghana                           Morocco                      Swaziland
Greece                                                       Taiwan

         |X|      Portfolio  Turnover.  "Portfolio  turnover"  describes  the  rate at  which  the  Fund  traded  its portfolio  securities  during its last fiscal year.  For  example,  if a fund sold all of its  securities  during the year, its portfolio  turnover rate would have been 100%. The Fund's portfolio  turnover rate will fluctuate from year to year, and the Fund might have a portfolio turnover rate of more than 100% annually.

         The Fund may  engage in  active  trading  of  portfolio  securities  to  achieve  its  principal  investment strategies.  Increased  portfolio  turnover creates higher brokerage and transaction  costs for the Fund, which could reduce its overall  performance.  Additionally,  the realization of capital gains from selling  portfolio  securities may  result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will  normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the Fund may from time to time employ the types of investment  strategies and investments  described  below. It is not required to use all of these  strategies at all times, and at times may not use them.

         |X|      Investing in Small,  Unseasoned Companies.  The Fund may invest in securities of small,  unseasoned companies.  These are companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these  companies  may be subject to  volatility  in their  prices.  They may have a limited  trading  market,  which may adversely  affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity  might  trade the  security  when the Fund is  attempting  to  dispose of its holdings of that  security.  In that case the Fund might receive a lower price for its holdings than might  otherwise be obtained. The Fund has no limit on the amount of its net assets that may be invested in those securities.

         |X|      Debt  Securities.  While the Fund does not invest for the  purpose of seeking  current  income,  at times certain debt  securities  (other than  convertible  debt  securities  described  above under the description of equity  investments)  may be selected for  investment by the Fund for defensive  purposes,  as described  below.  For example,  when the stock market is volatile,  or when the portfolio  manager  believes that growth  opportunities  in stocks are not attractive,  certain debt securities  might provide not only offer  defensive  opportunities  but also some  opportunities  for capital  appreciation.  These investments could include corporate bonds and notes of foreign or U.S.  companies,  as well as U.S.  and  foreign  government  securities.  It is not  expected  that this will be a significant portfolio strategy of the Fund under normal market circumstances.

                  |_| Credit Risk.  Debt  securities  are subject to credit risk.  Credit risk relates to the ability of the issuer of a debt  security to make  interest or principal  payments on the security as they become due. If the issuer  fails to pay  interest,  the Fund's  income may be reduced and if the issuer  fails to repay  principal,  the value of that bond and of the Fund's  shares may be reduced.  The  Manager may rely to some extent on credit  ratings by  nationally  recognized  rating  agencies in  evaluating  the credit risk of  securities  selected  for the Fund's portfolio.  It may also use its own research and  analysis.  Many factors  affect an issuer's  ability to make timely payments,  and the  credit  risks of a  particular  security  may  change  over  time.  While the Fund can  invest in higher-yielding  lower-grade debt securities (that is, securities below investment  grade), its debt investments will generally be  investment  grade.  Those are  securities  rated in the four highest  rating  categories  of Standard &
Poor's Rating Service or Moody's Investors  Service,  Inc., or equivalent ratings of other rating agencies or ratings assigned to a security by the Manager.

                  |_| Interest Rate Risks.  In addition to credit risks,  debt  securities  are subject to changes in value when  prevailing  interest rates change.  When interest rates fall, the values of outstanding  debt  securities generally  rise,  and the bonds may sell for more than their face amount.  When  interest  rates rise,  the values of outstanding  debt  securities  generally  decline,  and the bonds may sell at a discount from their face amount.  The magnitude of these price changes is generally greater for bonds with longer maturities.  Therefore,  when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

|X|      Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so
o        for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the investment of the proceeds from sales of Fund shares, or
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a repurchase  transaction,  the Fund buys a security from, and simultaneously  resells it to, an approved vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.
Approved vendors include U.S.  commercial banks,  U.S.  branches of foreign banks, or  broker-dealers  that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Fund's Board of Trustees from time to time.

         The  majority of these  transactions  run from day to day,  and  delivery  pursuant to the resale  typically occurs  within  one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond  seven days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a repurchase  agreement that causes more than 10% of its net assets to be subject to  repurchase  agreements  having a maturity  beyond seven days.  There is no limit on the amount of the Fund's net assets that may be subject to repurchase  agreements  having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the  Investment  Company Act, are  collateralized  by the underlying  security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in  effect,  the value of the  collateral  must  equal or exceed  the  repurchase  price to fully  collateralize  the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do so. The
Manager  will  monitor  the  vendor's  creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

         |X|      Illiquid and Restricted  Securities.  Under the policies and  procedures  established by the Fund's
Board of Trustees,  the Manager determines the liquidity of certain of the Fund's investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities  Act of 1933, the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the  decision is made to sell the  security and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The  Fund  may also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions  on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has  limitations  that apply to purchases of restricted  securities,  as stated in the  Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the  Securities Act of 1933, if those  securities  have been determined  to be liquid by the Manager  under  Board-approved  guidelines.  Those  guidelines  take into account the trading activity for such securities and the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

         Illiquid  securities  include  repurchase  agreements  maturing  in more than seven  days and  participation interests that do not have puts exercisable within seven days.

         |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes,  the Fund can lend its portfolio securities to brokers,  dealers and other types of financial  institutions  approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's total  assets.  The Fund  currently  does not intend to engage in loans of securities  in the coming year,  but if it does so, such loans will not likely exceed 5%
of the Fund's total assets.

         There are some risks in connection with securities  lending.  The Fund might experience a delay in receiving additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities if the borrower  defaults.
The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each business day the loan collateral must be at least equal to the value of the loaned  securities.  It
must  consist  of  cash,   bank  letters  of  credit,   securities  of  the  U.S.   Government  or  its  agencies  or
instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter of  credit  and the  issuing  bank both must be  satisfactory  to the
Fund.

         When it lends  securities,  the  Fund  receives  amounts  equal  to the  dividends  or  interest  on  loaned securities.  It  also  receives  one or more  of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan collateral.  Either type of interest  may be  shared  with  the  borrower.  The  Fund  may  also  pay  reasonable  finders',  custodian  bank and administrative  fees in connection with these loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X|      Borrowing  for  Leverage.  The Fund has the  ability  to  borrow  up to 10% of the value of its net assets from banks on an  unsecured  basis to invest the  borrowed  funds in portfolio  securities.  This  speculative technique  is known as  "leverage."  The Fund may borrow  only from banks.  Under  current  regulatory  requirements, borrowings  can be made only to the  extent  that the value of the Fund's  assets,  less its  liabilities  other than borrowings,  is equal to at least 300% of all  borrowings  (including  the proposed  borrowing).  If the value of the
Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt within three days  to  meet  the  requirement.  To do so,  the  Fund  might  have  to  sell a  portion  of  its  investments  at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest expense will raise the overall expenses of the
Fund and reduce its returns.  If it does  borrow,  its expenses  will be greater  than  comparable  funds that do not borrow for  leverage.  Additionally,  the Fund's net asset  value per share might  fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

         |X|      Derivatives.  The Fund can  invest  in a variety  of  derivative  investments  to seek  income  for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments described below in this Statement of Additional  Information.  However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the derivative  investments the Fund can use include debt exchangeable for common stock of an issuer or  "equity-linked  debt  securities" of an issuer.  At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount  based on the price of the  issuer's  common  stock at the time of maturity.
Both  alternatives  present a risk that the amount payable at maturity will be less than the principal  amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

                  |_| Hedging.  Although the Fund does not anticipate the extensive use of hedging  instruments,  the
Fund can use  hedging  instruments.  To  attempt  to  protect  against  declines  in the  market  value of the Fund's portfolio,  to  permit  the  Fund to  retain  unrealized  gains in the  value  of  portfolio  securities  which  have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
         o  sell futures contracts,
         o  buy puts on such futures or on securities, or
         o write  covered  calls on  securities  or futures.  Covered  calls may also be used to increase  the Fund's
         income, but the Manager does not expect to engage extensively in that             practice.

         The Fund can use hedging to  establish a position in the  securities  market as a temporary  substitute  for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to  attempt  to protect  against  the possibility  that its portfolio  securities  would not be fully  included in a rise in value of the market.  To do so the Fund could:

         o  buy futures, or
         o  buy calls on such futures or on securities.

         The Fund's  strategy  of hedging  with  futures  and  options on futures  will be  incidental  to the Fund's activities  in the  underlying  cash  market.  The  particular  hedging  instruments  the Fund can use are  described below.  The Fund may employ new hedging  instruments  and  strategies  when they are developed,  if those  investment methods are  consistent  with the Fund's  investment  objective  and are  permissible  under  applicable  regulations governing the Fund.

                  |_| Futures.  The Fund may buy and sell futures  contracts that relate to (1)  broadly-based  stock indices  (these are referred to as "stock index  futures"),  (2) other broadly based  securities  indices  (these are referred to as "financial  futures"),  (3) debt securities  (these are referred to as "interest rate  futures"),  (4)
foreign  currencies  (these are referred to as "forward  contracts"),  and (5) commodities  (these are referred to as
"commodity futures").

         A broadly-based stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular  industry or group of industries.  A stock index assigns  relative  values to the common  stocks  included  in the index and its value  fluctuates  in  response  to the changes in value of the underlying  stocks.  A stock index cannot be  purchased or sold  directly.  Financial  futures are similar  contracts based on the future value of the basket of securities that comprise the index.  These  contracts  obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures  obligation.  Either party may also settle the  transaction  by entering into an offsetting contract.

         An interest  rate future  obligates  the seller to deliver  (and the  purchaser to take) cash or a specified type of debt security to settle the futures  transaction.  Either party could also enter into an offsetting  contract to close out the position.

         The Fund can invest a portion of its assets in commodity futures  contracts.  Commodity futures may be based upon commodities within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which includes cattle and hogs; (3) agriculture,  which includes wheat, corn,  soybeans, cotton,  coffee,  sugar and cocoa; (4) industrial  metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5) precious  metals,  which includes gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon  entering into a futures transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited  with the Fund's  custodian  bank in an account registered in the futures broker's name. However, the futures broker can gain access to that  account  only under  specified  conditions.  As the future is marked to market  (that is, its value on the Fund's books is changed) to reflect  changes in its market value,  subsequent  margin  payments, called variation margin, will be paid to or by the futures broker daily.
         At any time prior to  expiration  of the future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final  determination of variation margin is made and any additional cash must be paid by or  released  to the Fund.  Any loss or gain on the  future is then  realized  by the Fund for tax  purposes.
All futures  transactions  (except  forward  contracts)  are effected  through a  clearinghouse  associated  with the exchange on which the contracts are traded.

                  |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call  options  ("calls").  The Fund can buy and  sell  exchange-traded  and  over-the-counter  put and call  options, including index options,  securities options,  currency options,  commodities options, and options on the other types of futures described above.

                  |_| Writing  Covered Call Options.  The Fund can write (that is, sell) covered  calls.  If the Fund sells a call  option,  it must be covered.  That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by liquid  assets  identified on the
Fund's books to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 50% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it  receives  cash (a  premium).  The Fund  agrees to sell the underlying  security to a purchaser of a  corresponding  call on the same security  during the call period at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call  period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises it,  the Fund  will pay an amount of cash  equal to the  difference  between  the  closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines  the total value of the call for each point of difference.  If the value of the  underlying  investment  does not rise above the call  price,  it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the premium.

         The Fund's custodian bank, or a securities  depository acting for the custodian bank, will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

         When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement with a primary
U.S.  government  securities  dealer  which will  establish a formula  price at which the Fund will have the absolute right to  repurchase  that OTC  option.  The  formula  price will  generally  be based on a multiple  of the  premium received  for the  option,  plus the  amount  by which the  option  is  exercisable  below  the  market  price of the underlying  security  (that is, the option is "in the money").  When the Fund writes an OTC option,  it will treat as illiquid (for  purposes of its  restriction  on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate  its  obligation  on a call it has written,  the Fund may  purchase a  corresponding  call in a
"closing purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium received on the call the Fund wrote is more or less than the price of the call the  Fund  purchases  to close  out the  transaction.  The Fund may  realize  a profit  if the call expires  unexercised,  because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal  income tax  purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as  ordinary  income.  If the Fund cannot effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the  callable  securities until the call expires or is exercised.

         The Fund may also write  calls on a futures  contract  without  owning the futures  contract  or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the  Fund  must  cover  the call by identifying  an equivalent  dollar amount of liquid  assets on the Fund's  books.  The Fund will identify  additional liquid  assets on the Fund's books if the value of the  identified  assets  drops below 100% of the current  value of the  future.  Because  of this  identification  requirement,  in no  circumstances  would the  Fund's  receipt  of an exercise notice as to that future require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  |_|  Writing Put  Options.  The Fund can sell put  options.  A put option on  securities  gives the purchaser the right to sell, and the writer the  obligation to buy, the  underlying  investment at the exercise price during  the  option  period.  The Fund will not write  puts if, as a result,  more than 50% of the  Fund's net assets would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put,  the put must be covered by liquid  assets  identified  on the Fund's  books.  The premium the Fund receives from writing a put represents a profit,  as long as the price of the underlying  investment remains equal to or above the exercise price of the put.  However,  the Fund also assumes the  obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the  investment  falls below the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund realizes a gain in the amount of the premium  less the  transaction  costs  incurred.  If the put is  exercised,  the
Fund must fulfill its  obligation  to purchase the  underlying  investment  at the  exercise  price.  That price will usually  exceed the  market  value of the  investment  at that  time.  In that case,  the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security the
Fund will  identify  liquid  assets  with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The Fund therefore  forgoes the opportunity of investing the identified  assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer  through which the put was sold.  That notice will require the Fund to take delivery of the  underlying security  and pay the  exercise  price.  The Fund  has no  control  over  when it may be  required  to  purchase  the underlying  security,  since it may be  assigned  an  exercise  notice at any time  prior to the  termination  of its obligation as the writer of the put. That  obligation  terminates  upon  expiration of the put. It may also terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same  series  as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it  cannot  effect a  closing purchase transaction.

         The Fund may  decide to effect a closing  purchase  transaction  to realize a profit on an  outstanding  put option it has written or to prevent the underlying security from being put. Effecting a closing  purchase  transaction  will also permit the Fund to write another put option on the  security,  or to sell the security and use the proceeds  from the sale for other  investments.  The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more  than  the  premium  received  from  writing  the put  option.  Any  profits  from  writing  puts are considered  short-term  capital  gains for federal tax purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

                  |_|  Purchasing  Calls and Puts.  The Fund can purchase  calls to protect  against the  possibility that the Fund's  portfolio will not participate in an anticipated rise in the securities  market.  When the Fund buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding  call on the same  investment  during the call  period at a fixed  exercise  price.  The Fund benefits  only if it sells the call at a profit or if, during the call period,  the market  price of the  underlying  investment  is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the  Fund  exercises  the  call.  If the Fund  does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless  at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the  underlying  investment  in its  portfolio.  When the Fund purchases  a put,  it pays a  premium  and,  except  as to puts on  indices,  has the  right to sell  the  underlying investment  to a seller of a put on a  corresponding  investment  during  the put period at a fixed  exercise  price.
Buying a put on  securities  or futures the Fund owns  enables the Fund to attempt to protect  itself  during the put period  against  a  decline  in the value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price  to a seller  of a  corresponding  put.  If the  market  price of the underlying  investment is equal to or above the exercise price and, as a result,  the put is not exercised or resold, the put will become  worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

         When the Fund  purchases a call or put on an index or future,  it pays a premium,  but settlement is in cash rather than by delivery of the  underlying  investment  to the Fund.  Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market  generally)  rather  than on price  movements  in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and Selling Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a  securities  or  commodities  exchange  or in the over-the-counter  markets or are quoted by major recognized  dealers in such options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities  and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the  Manager  anticipates  a rise in the dollar  value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased  cost of those  securities may be partially  offset by purchasing  calls or writing  puts on that  foreign  currency.  If the  Manager  anticipates  a decline in the  dollar  value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated  in that currency might be partially offset by writing calls or purchasing puts on that foreign currency.  However,  the currency rates could fluctuate in a  direction  adverse  to the  Fund's  position.  The Fund  will then  have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign  currency is "covered" if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional cash  consideration  identified on the Fund's books upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign  currency to provide a hedge  against a decline in the U.S.  dollar value of a  security  which the Fund owns or has the  right to  acquire  and  which is  denominated  in the  currency underlying  the option.  That  decline  might be one that occurs due to an expected  adverse  change in the  exchange rate.  This is  known  as a  "cross-hedging"  strategy.  In  those  circumstances,  the Fund  covers  the  option  by maintaining cash, U.S.  government  securities or other liquid,  high grade debt securities in an amount equal to the exercise price of the option, identified on the Fund's books.

                  |_| Risks of Hedging with  Options and Futures.  The use of hedging  instruments  requires  special skills and  knowledge  of  investment  techniques  that are  different  than what is  required  for normal  portfolio management.  If the Manager uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly, hedging  strategies may reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  might affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of  underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether  to  exercise  a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases or sales of the  underlying  investments.  Premiums paid for options  are small in relation to the market  value of the  underlying  investments.  Consequently,  put and call  options  offer large  amounts of  leverage.  The  leverage  offered by trading in options  could  result in the
Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the call  price.  It will not be able to  realize  any  profit  if the investment has increased in value above the call price.

         An option  position may be closed out only on a market that  provides  secondary  trading for options of the same series,  and there is no assurance  that a liquid  secondary  market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position  because of an illiquid  market for the future or option.

         There is a risk in using short hedging by selling  futures or purchasing  puts on  broadly-based  indices or futures to attempt to protect  against  declines in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the  applicable  index will correlate  imperfectly  with the behavior of the cash prices of the Fund's  securities.  For example,  it is possible that while the Fund has used hedging  instruments in a short hedge, the market might advance and the value of the securities held in the Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience  a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio  of  securities  will tend to move in the same  direction  as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's  portfolio  diverges from the securities  included in the applicable  index. To compensate for the imperfect  correlation of movements in the price of the portfolio  securities being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar amount than the dollar  amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to differences  in the nature of those  markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures contracts  through  offsetting  transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on  participants  entering  into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery,  liquidity in the futures market could be reduced,  thus  producing  distortion.  Third,  from the point of view of  speculators,  the deposit  requirements  in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market  may  cause temporary price distortions.

         The Fund can use  hedging  instruments  to  establish a position  in the  securities  markets as a temporary substitute for the purchase of individual  securities  (long hedging) by buying futures and/or calls on such futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the market might decline.  If the
Fund then  concludes  not to invest in securities  because of concerns  that the market might decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments  that is not offset by a reduction  in the price of the securities purchased.

                  |_| Forward  Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell  foreign  currency  for future  delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.
dollar  price of a  security  denominated  in a foreign  currency  that the Fund has  bought or sold,  or to  protect against  possible  losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign  currency  exchange  contracts in a particular  foreign  currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party  agrees to sell,  a specific currency at a future date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.  The  transaction  price is set at the time the contract is entered into.  These contracts are traded in the  inter-bank  market  conducted  directly  among  currency  traders  (usually  large  commercial  banks) and their customers.

         The Fund may use forward  contracts to protect  against  uncertainty in the level of future  exchange rates.
The use of forward  contracts does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although forward  contracts may reduce  the risk of loss  from a decline  in the  value of the  hedged  currency,  at the same  time  they  limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments  in a foreign  currency,  the Fund might  desire to
"lock-in" the U.S. dollar price of the security or the U.S.  dollar  equivalent of the dividend  payments.  To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a
"transaction  hedge."  The  transaction  hedge will  protect  the Fund  against a loss from an adverse  change in the currency  exchange  rates  during the period  between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency might suffer a substantial  decline against the U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign  currency  approximating the value of some or all of the Fund's  portfolio  securities  denominated  in that foreign  currency.  When the Fund believes that the U.S. dollar might suffer a substantial  decline against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities  of the Fund are  denominated.
That is referred to as a "cross hedge."

         The Fund will cover its short  positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such contracts if the  consummation  of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in excess of the value of the  Fund's  portfolio  securities  or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid  excess  transactions  and  transaction  costs,  the Fund may  maintain a net exposure to forward  contracts in excess of the value of the Fund's portfolio  securities or other assets  denominated in foreign currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward sale  contract at a price no higher than the forward  contract price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The  precise  matching of the amounts  under  forward  contracts  and the value of the  securities  involved generally will not be possible because the future value of securities  denominated in foreign  currencies will change as a  consequence  of market  movements  between  the date the forward  contract  is entered  into and the date it is sold.  In some cases the  Manager  might  decide to sell the  security  and  deliver  foreign  currency to settle the original  purchase  obligation.  If the market value of the security is less than the amount of foreign  currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot" (that is, cash)  market to settle the  security  trade.  If the market  value of the  security  instead  exceeds  the amount of foreign  currency  the Fund is  obligated  to deliver  to settle  the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received  upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult,  and the successful execution of a short-term  hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing  the Fund to  sustain  losses on these  contracts  and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the Fund's  performance if there are  unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract  requiring the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the security and offset its  contractual  obligation to deliver the currency by purchasing a second  contract.
Under that  contract the Fund will obtain,  on the same  maturity  date,  the same amount of the currency  that it is obligated to deliver.  Similarly,  the Fund might close out a forward  contract  requiring it to purchase a specified currency  by  entering  into a second  contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of  entering  into such an offsetting
forward  contract  under either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first  contract and  offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies  involved, the length of the contract period and the market  conditions then prevailing.  Because forward  contracts are usually entered into on a principal  basis,  no brokerage fees or commissions  are involved.  Because these contracts are not traded on an  exchange,  the Fund must  evaluate  the  credit and  performance  risk of the  counterparty  under each forward contract.

         Although  the Fund  values  its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit based on the  difference  between the prices at which they buy and sell various  currencies.
Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

                  |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures and options on futures,  the
Fund is  required  to operate  within  certain  guidelines  and  restrictions  with  respect to the use of futures as established by the Commodities  Futures Trading  Commission  (the "CFTC").  In particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool  operator" if the Fund complies with the  requirements  of Rule 4.5 adopted  by the CFTC.  The Rule does not limit the  percentage  of the  Fund's  assets  that may be used for  futures margin and related options premiums for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its aggregate  initial futures margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies that are not considered  bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund must also use short  futures  and options on futures  solely for bona fide  hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions  in options by the Fund are subject to  limitations  established by the option  exchanges.  The exchanges  limit  the  maximum  number  of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those limits apply  regardless of whether the options were written or purchased on the same or  different  exchanges  or are held in one or more  accounts or through  one or more  different  exchanges  or through  one or more  brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be  affected  by options written or held by other entities,  including other investment  companies having the same advisor as the Fund
(or an advisor that is an affiliate of the Fund's  advisor).  The exchanges  also impose  position  limits on Futures transactions.  An exchange may order the  liquidation  of positions  found to be in violation of those limits and may impose certain other sanctions.

         Under the  Investment  Company  Act,  when the Fund  purchases a future,  it must  maintain  cash or readily marketable  short-term  debt  instruments  in an amount equal to the market value of the  securities  underlying  the future, less the margin deposit applicable to it.

                  |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency  exchange  contracts in which the Fund may invest are treated as "Section  1256  contracts"  under the  Internal  Revenue  Code.  In general, gains or losses  relating to Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes of determining the excise tax applicable  to  investment  company  distributions  and for other  purposes  under rules  prescribed  pursuant to the
Internal Revenue Code. An election can be made by the Fund to exempt those  transactions  from this  marked-to-market treatment.

         Certain  forward  contracts the Fund enters into may result in "straddles"  for federal income tax purposes.
The  straddle  rules may affect the  character  and timing of gains (or  losses)  recognized  by the Fund on straddle positions.  Generally,  a loss  sustained on the  disposition  of a position  making up a straddle is allowed only to the  extent  that the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the  straddle.
Disallowed  loss is generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.        gains or losses  attributable  to  fluctuations  in  exchange  rates that occur  between  the time the Fund accrues  interest or other  receivables  or accrues  expenses  or other  liabilities  denominated  in a foreign  currency and the time the Fund actually  collects such  receivables or pays such  liabilities,
              and
2.        gains or  losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the date of acquisition of a debt security  denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before  determining a net
"Section  988" gain or loss under the  Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's investment income available for distribution to its shareholders.

         |X|      Temporary Defensive  Investments.  When market conditions are unstable,  or the Manager believes it is  otherwise  appropriate  to reduce  holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive  purposes.  The Fund can also purchase these  securities  for liquidity  purposes to meet cash needs due to the  redemption  of Fund shares,  or to hold while waiting  reinvest  cash received from the sale of other  portfolio securities. The Fund can buy:

o        high-quality (rated in the top rating categories of nationally-recognized  rating organizations or deemed by the Manager to be of comparable quality),  short-term money market instruments,  including those issued by the U. S. Treasury or other government agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognizes rating organization,
o        debt  obligations of corporate  issuers,  rated  investment  grade (rated at least Baa by Moody's  Investors
              Service,  Inc. or at least BBB by Standard & Poor's Rating Service,  or a comparable  rating by another rating  organization),  or unrated  securities  judged by the Manager to be of a quality  comparable to rated securities in those categories,
         o    preferred stocks,
         o    certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
         o    repurchase agreements.

         Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X| What Are the Fund's "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed  only by the vote of a "majority"  of the Fund's  outstanding voting  securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:

         o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental policy. Other policies described in the Prospectus or this
Statement of Additional  Information  are  "fundamental"  only if they are  identified  as such.  The Fund's Board of
Trustees  can  change  non-fundamental  policies  without  shareholder  approval.  However,  significant  changes  to investment  policies will be described in  supplements  or updates to the  Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| What  Are the  Fund's  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

o        The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities  of that issuer or if it would then own more than 10% of that issuer's voting  securities.  That  restriction  applies to 75% of the Fund's total  assets.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

o        The Fund  cannot lend money.  However,  it can invest in all or a portion of an issue of bonds,  debentures, commercial paper or other similar corporate obligations,  whether or not they are publicly distributed.
              The Fund may also lend its portfolio  securities  subject to any  restrictions  adopted by the Board of
              Trustees, and may enter into repurchase agreements.
o        The Fund cannot  concentrate  investments.  That means it cannot  invest 25% or more of its total  assets in companies in any one industry.  Obligations of the U.S. government,  its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.
o        The Fund cannot  invest in real estate.  However,  the Fund can purchase  readily-marketable  securities  of companies holding real estate or interests in real estate.
o        The Fund cannot issue "senior  securities,"  but this does not prohibit  certain  investment  activities for which assets of the Fund are designated as  segregated,  or margin,  collateral or escrow  arrangements are  established,  to cover the related  obligations.  Examples of those activities  include  borrowing money,  reverse  repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives,  hedging  instruments,  options or futures.
o        The Fund cannot underwrite  securities of other companies.  A permitted exception is in case it is deemed to be an  underwriter  under the  Securities  Act of 1933 when  reselling any  securities  held in its own portfolio.
o        The Fund cannot invest in commodities or commodity contracts,  other than the hedging instruments  permitted by any of its  other  investment  policies.  It does not  matter  whether  the  hedging  instrument  is considered to be a commodity or commodity contract.

         |X| Does the Fund Have Any Restrictions That Are Not Fundamental?  The Fund has a number of other investment restrictions  that are not  fundamental  policies,  which  means that they can be  changed  by the Board of  Trustees without shareholder approval.

o        The Fund cannot invest in companies for the purpose of acquiring control or management of them.

o        The Fund cannot  purchase  securities on margin.  However,  the Fund may make margin  deposits in connection with any of the hedging instruments permitted by any of its other investment policies.
o        The Fund  cannot  invest in or hold  securities  of any issuer if officers  and  Trustees of the Fund or the
              Manager  individually  beneficially  own  more  than 1/2 of 1% of the  securities  of that  issuer  and together own more than 5% of the securities of that issuer.
o        The Fund  cannot  pledge  any of its  assets.  However,  this  does not  prohibit  the  escrow  arrangements contemplated  by the writing of covered  call options or other  collateral  or margin  arrangements  in connection with any of the hedging instruments permitted by any of its other investment policies.

         Unless the  Prospectus or this  Statement of  Additional  Information  states that a percentage  restriction applies  on an  ongoing  basis,  it applies  only at the time the Fund  makes an  investment.  The Fund need not sell securities to meet the percentage  limits if the value of the  investment  increases in proportion to the size of the
Fund.

         For purposes of the Fund's  policy not to  concentrate  its  investments  as described  above,  the Fund has adopted the industry  classifications  set forth in Appendix A to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of authorized  shares of beneficial  interest.  The Fund was organized as a  Massachusetts  business  trust in
1997.

         The  Fund is  governed  by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees  meet  periodically  throughout  the year to oversee the Fund's activities,  review its  performance,  and review the actions of the  Manager.  Although  the Fund will not  normally hold annual meetings of its shareholders,  it may hold shareholder  meetings from time to time on important  matters, and  shareholders  have the right to call a meeting  to remove a Trustee  or to take other  action  described  in the
Fund's Declaration of Trust.

                  |_| Classes of Shares.  The Board of  Trustees  has the power,  without  shareholder  approval,  to divide  unissued  shares of the Fund into two or more  classes.  The Board has done so,  and the Fund  currently  has four  classes  of  shares:  Class  A,  Class  B,  Class C and  Class N. All  classes  invest  in the same  investment portfolio.  Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with fractional  shares voting  proportionally  on matters  submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         The  Trustees  are  authorized  to create new series and  classes of shares.  The  Trustees  may  reclassify unissued  shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the  shares of a class  into a greater or lesser  number of shares  without  changing  the  proportionate  beneficial interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive or  subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

                  |_| Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of  two-thirds  of the  outstanding shares of the Fund,  to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the  written  request of the record  holders of 10% of its  outstanding  shares.  If the  Trustees receive a request from at least 10  shareholders  stating that they wish to communicate  with other  shareholders  to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list available to the applicants or mail their  communication to all other  shareholders at the applicants'  expense.  The shareholders making the  request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at
$25,000 or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

                  |_|  Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust  contains  an express disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also provides for indemnification and reimbursement  of  expenses  out  of the  Fund's  property  for  any  shareholder  held  personally  liable  for  its obligations.  The  Declaration  of Trust also  states  that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Fund) to be held personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder  will incur financial loss from being held liable as a "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the
Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the  Fund  (and  each shareholder  of the  Fund)  agrees  under  its  Declaration  of Trust to look  solely  to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.
Trustees and Officers of the Fund.  The Fund's  Trustees and officers and their  principal  occupations  and business affiliations  and  occupations  during the past five years are listed  below.  Trustees  denoted with an asterisk (*)
below are deemed to be "interested persons" of the Fund under the  Investment  Company  Act.  All of the  Trustees  are  Trustees or  Directors  of the  following  New  York-based
Oppenheimer funds1:

Oppenheimer California Municipal Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                       Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                    Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                               Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund

         Ms. Macaskill and Messrs.  Donohue,  Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New  York-based  Oppenheimer  funds as with the Fund. As of December 1, 2000,  the Trustees and officers of the Fund as a group  owned  of  record  or  beneficially  less  than 1% of each  class of  shares  of the  Fund.  The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee benefit plan for employees  of the  Manager,  other than the shares  beneficially  owned  under the plan by the  officers  of the Fund listed above.  Mr. Donohue is a trustee of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since 1982) and Chairman of Avatar Holdings,
Inc. (real estate development).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or Director of other Oppenheimer funds.  Formerly he held the following  positions:  Vice Chairman (October
1995 - December  1997) and Executive Vice  President  (December  1977 - October 1995) of the Manager;  Executive Vice
President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study,  Princeton,  N.J. (since 1991) and a member of the National Academy of Sciences  (since 1979);  formerly (in  descending  chronological  order) a director of Bankers Trust  Corporation,
Provost and Professor of Mathematics at Duke University,  a director of Research Triangle Institute,  Raleigh,  N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Bridget A. Macaskill*, President and Trustee; Age: 53.
Two World Trade Center, New York, New York 10048-0203
Formerly Chairman (August 2000 - July 2001),  Chief Executive Officer  (September 1995 - July 2001),  President (June
1991 - August 2000) and a director  (December  1994 - July 2001) of the  Manager;  President  (September  1995 - July
2001) and a director  (October 1990 - July 2001) of  Oppenheimer  Acquisition  Corp.,  the Manager's  parent  holding company;  President,  Chief  Executive  Officer and a director  (March 2000 - July 2001) of OFI Private  Investments,
Inc.,  an  investment  adviser  subsidiary  of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.
(August 1994 - July 2001) and Shareholder  Financial  Services,  Inc.  (September  1995 - July 2001),  transfer agent subsidiaries of the Manager;  President  (September  1995 - July 2001) and a director  (November 1989 - July 2001) of
Oppenheimer  Partnership  Holdings,  Inc., a holding  company  subsidiary  of the Manager;  President  and a director
(October 1997 - July 2001) of  OppenheimerFunds  International  Ltd., an offshore fund  management  subsidiary of the
Manager and of Oppenheimer  Millennium Funds plc; a director of HarbourView  Asset Management  Corporation (July 1991
- July 2001) and of Oppenheimer Real Asset Management,  Inc. (July 1996 - July 2001), investment adviser subsidiaries of the Manager;  a director (April 2000 - July 2001) of  OppenheimerFunds  Legacy Program, a charitable trust program established by the Manager. President and a trustee of other Oppenheimer funds.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author  and  architectural  historian;  a trustee  of the Freer  Gallery of Art  (Smithsonian  Institute),  Executive
Committee of Board of Trustees of the  National  Building  Museum;  a member of the  Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric utility holding company),  Dominion Energy,  Inc. (electric power and oil & gas  producer),  and Prime  Retail,  Inc.  (real estate  investment  trust);  formerly  President and Chief
Executive  Officer of The Conference  Board, Inc.  (international  economic and business  research) and a director of
Lumbermens  Mutual  Casualty  Company,  American  Motorists  Insurance  Company  and  American  Manufacturers  Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of  Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome  Levy  Economics
Institute,  Bard College; a director of RBAsset (real estate manager);  a director of OffitBank;  Trustee,  Financial
Accounting  Foundation (FASB and GASB);  President,  Baruch College of the City University of New York;  formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The  Directorship  Search Group,  Inc.  (corporate  governance  consulting and executive  recruiting);  a director of Professional Staff Limited (a U.K. temporary  staffing  company);  a life trustee of International  House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987 -
January  1991)  and  a  director   (January  1969  -  August  1999)  of  the  Manager;   President  and  Director  of
OppenheimerFunds  Distributor,  Inc., a  subsidiary  of the Manager and the Fund's  Distributor  (July 1978 - January
1992).

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan & Hartson (a Washington,  D.C. law firm). Other directorships:  Allied Zurich Pl.c; ConAgra, Inc.;
FMC Corporation;  Farmers Group Inc.; Oppenheimer Funds; Texas Instruments Incorporated;  Weyerhaeuser Co. and Zurich
Allied AG.

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October 1991) and a director (since September
1995) of the Manager;  Executive  Vice  President  (since  September  1993) and a director  (since  January  1992) of
OppenheimerFunds  Distributor,  Inc.; Executive Vice President, General Counsel and a director (since September 1995)
of HarbourView Asset Management  Corporation,  Shareholder Services,  Inc., Shareholder Financial Services,  Inc. and
Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,  Inc. (since March 2000),  and of PIMCO Trust
Company  (since May 2000);  President and a director of Centennial  Asset  Management  Corporation  (since  September
1995) and of  Oppenheimer  Real Asset  Management,  Inc.  (since July 1996);  Vice  President  and a director  (since
September  1997) of  OppenheimerFunds  International  Ltd. and  Oppenheimer  Millennium  Funds plc; a director (since
April 2000) of  OppenheimerFunds  Legacy Program;  General Counsel (since May 1996) and Secretary  (since April 1997)
of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer  (since March 1999) of the Manager;  Treasurer  (since March 1999) of HarbourView
Asset  Management   Corporation,   Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management  Corporation,
Shareholder Financial Services,  Inc. and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since  March 2000) and of  OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc (since May
2000);  Treasurer and Chief Financial  Officer (since May 2000) of PIMCO Trust Company;  Assistant  Treasurer  (since
March 1999) of Oppenheimer  Acquisition  Corp. and of Centennial  Asset Management  Corporation;  an officer of other
Oppenheimer  funds;  formerly  Principal and Chief  Operating  Officer,  Bankers Trust Company - Mutual Fund Services
Division  (March 1995 - March  1999);  Vice  President  and Chief  Financial  Officer of CS First  Boston  Investment
Management Corp. (September 1991 - March 1995).

Robert J. Bishop, Assistant Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;
formerly an  Assistant  Vice  President  of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996) and a Fund
Controller  of the  Manager.  Vice  President  of  OppenheimerFunds,  Inc.  (since  May  1996);  an  officer of other
Oppenheimer  funds;  formerly  an  Assistant  Vice  President  (April  1994  - May  1996)  and a Fund  Controller  of
OppenheimerFunds, Inc.

Scott T. Farrar, Assistant Treasurer, Age: 36.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);  Assistant  Treasurer  of  Oppenheimer
Millennium  Funds plc (since  October  1997);  an officer of other  Oppenheimer  Funds;  formerly an  Assistant  Vice
President of the Manager/Mutual  Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.  Vice
President of  OppenheimerFunds,  Inc.  (since May 1996);  Assistant  Treasurer of  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer  funds;  formerly an Assistant Vice President (April 1994 - May
1996) and a Fund Controller of OppenheimerFunds, Inc.

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel  (since May 1981) of the Manager;  Assistant
Secretary of Shareholder  Services,  Inc.  (since May 1985),  Shareholder  Financial  Services,  Inc. (since November
1989);  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

         |X|  Remuneration  of Trustees.  The officers of the Fund and a Trustee of the Fund (Ms.  Macaskill) who are
affiliated with the Manager  receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the compensation  shown below.  The  compensation  from the Fund was paid during its fiscal period ended August 31, 2000.
The compensation  from all of the New York-based  Oppenheimer  funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 1999.

------------------------------------ -------------------------- ------------------------- ----------------------------
                                                                                          Total
                                                                Retirement                Compensation
                                                                Benefits                  from all
                                     Aggregate Compensation     Accrued as Part           New York based Oppenheimer
Trustee's Name                       from Fund1                 of Fund                   Funds (30 Funds)2
and Position                                                    Expenses
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Leon Levy                            $3,223                     $1,948                    $166,700
Chairman
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Robert G. Galli                      $775                       0                         $177,7153
Study Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Benjamin Lipstein                    $3,381                     $2,280                    $144,100
Study Committee Chairman,
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Philip Griffiths4                    $280                       0                         $5,125
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Elizabeth B. Moynihan                $855                       $100                      $101,500
Study Committee
Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Kenneth A. Randall                   $1,896                     $1,209                    $93,100
Audit Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Edward V. Regan                      $685                       0                         $92,100
Proxy Committee Chairman, Audit
Committee Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Russell S. Reynolds, Jr.             $875                       $362                      $68,900
Proxy Committee
Member
------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Donald W. Spiro                      $329                       0                         $10,250

------------------------------------ -------------------------- ------------------------- ----------------------------
------------------------------------ -------------------------- ------------------------- ----------------------------
Clayton K. Yeutter5                  $465                       0                         $51,675
Proxy Committee
Member
------------------------------------ -------------------------- ------------------------- ----------------------------
----------------------------
1.       Aggregate  compensation includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee.
2.     For the 1999 calendar year.
3. Calendar  year 1999 figures  include  compensation  from the  Oppenheimer  New York,  Quest and  Rochester  Funds.
4.     Includes $280 deferred under Deferred Compensation Plan described below.
5.     Includes $116 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for  Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.  Payments are up to 80% of the average  compensation paid during a Trustee's five years of service in which the  highest  compensation  was  received.  A Trustee  must serve as trustee  for any of the New  York-based
Oppenheimer funds for at least 15 years to be eligible for the maximum payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's future  compensation and length of service.  Therefore the amount of those benefits  cannot be  determined at this time,  nor can we estimate the number of years of credited  service that will be used to determine those benefits.

         |X| Deferred  Compensation  Plan for  Trustees.  The Board of Trustees  has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation  deferred by a Trustee is  periodically  adjusted as though an  equivalent  amount had been  invested in shares of one or more  Oppenheimer  funds  selected by the  Trustee.  The amount  paid to the Trustee  under the plan will be determined based upon the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially  affect the Fund's assets,  liabilities or net income  per  share.  The plan  will not  obligate  the Fund to  retain  the  services  of any  Trustee  or to pay any particular  level of  compensation  to any  Trustee.  Pursuant  to an Order  issued by the  Securities  and  Exchange
Commission,  the Fund may invest in the funds  selected by the Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of December 1, 2000, no person was known by the Fund to own  beneficially 5% or more of the shares of any class of the Fund's outstanding securities.

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled  by
Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is  designed  to detect and prevent improper personal trading by certain employees,  including portfolio managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered persons include persons with knowledge of the investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities,  including  securities that may be purchased or held by the  Fund,  subject  to a number of  restrictions  and  controls.  Compliance  with the Code of  Ethics is  carefully monitored and enforced by the Manager.

      The code of Ethics is an exhibit to the Fund's  registration  statement  filed with the Securities and Exchange
Commission  and can be reviewed  and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at  1.800.202.942.8090.  The
Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's EDGAR  database at the
SEC's  Internet  web site at  http://www.sec.gov.  Copies  may be  obtained,  after  paying  a  duplicating  fee,  by electronic request at the following E-mail address:  publicinfo@sec.gov,  or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

         |X| The Investment  Advisory  Agreement.  The Manager provides  investment  advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects securities for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio  managers of the Fund are employed by the  Manager  and are the  persons  who are  principally  responsible  for the  day-to-day  management  of the Fund's portfolio.  Other  members of the Manager's  Equity  Portfolio  Team provide the portfolio  managers with counsel and support in managing the Fund's portfolio.

         The  agreement  requires  the Manager,  at its  expense,  to provide the Fund with  adequate  office  space,
facilities  and  equipment.   It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of  all
administrative  and  clerical   personnel   required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified  reports,  and  composition  of proxy  materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement  lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit expenses,  custodian bank and transfer agent expenses, share issuance costs,  certain printing and registration  costs and  non-recurring  expenses,  including  litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are  applied  to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

---------------------------------------- ----------------------------------------------------------------------------

Fiscal Period ended 8/31:                              Management Fees Paid to OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

               1998                                                                $ 50,980
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
               1999                                                                $166,013
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
               2000                                                              $690,859
---------------------------------------- ----------------------------------------------------------------------------

      The  investment  advisory  agreement  states  that in the  absence of  willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its  duties  or  reckless  disregard  of its  obligations  and  duties  under the investment advisory  agreement,  the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement  permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use the name  "Oppenheimer"  in  connection  with other  investment  companies  for which it may act as investment advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to  arrange  the  portfolio  transactions  for the  Fund.  The  advisory  agreement  contains provisions  relating to the employment of  broker-dealers  to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including  "affiliated"  brokers, as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers  that the Manager thinks,  in its best judgment based on all relevant factors,  will implement the policy of the Fund to obtain, at reasonable expense,  the
"best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the  investment  advisory  agreement,  the Manager may select  brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other  accounts  over which the Manager or its affiliates have investment  discretion.  The  commissions  paid to such brokers may be higher than another  qualified broker would charge, if the Manager makes a good
faith  determination  that the  commission is fair and  reasonable in relation to the services  provided.  Subject to those considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the Manager may also consider sales of shares of the Fund and other  investment  companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for  the  Fund  subject  to the provisions of the  investment  advisory  agreement and the  procedures  and rules  described  above.  Generally,  the
Manager's portfolio traders allocate brokerage based upon recommendations  from the Manager's portfolio managers.  In certain  instances,  portfolio  managers  may  directly  place trades and  allocate  brokerage.  In either case,  the
Manager's executive officers supervise the allocation of brokerage.

      Transactions  in securities  other than those for which an exchange is the primary  market are  generally  done with  principals  or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions  and  therefore  would  not have the  benefit  of  negotiated  commissions  available  in U.S.
markets.   Brokerage   commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions  in the secondary  market.  Otherwise  brokerage  commissions  are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the  purchase or sale of the option and any  transaction  in the  securities  to which the option relates.  Other funds advised by the Manager have investment  policies similar to those of the Fund.
Those other  funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect  the supply  and price of the  securities.  If two or more funds  advised  by the  Manager  purchase  the same security on the same day from the same  dealer,  the  transactions  under those  combined  orders are  averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund  normally  deals  directly  with the selling or  purchasing  principal or market maker unless the Manager  determines  that a better price or  execution  can be obtained by using the services of a broker.
Purchases of portfolio  securities  from  underwriters  include a commission or concession  paid by the issuer to the underwriter.  Purchases  from dealers  include a spread  between the bid and asked  prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits the Manager to allocate  brokerage  for  research  services.  The research  services  provided by a particular broker may be useful only to one or more of the advisory accounts of the
Manager and its  affiliates.  The  investment  research  received for the  commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  other  accounts.  Investment  research  may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment  research services include  information and analysis on particular  companies and industries as well as market or economic  trends and  portfolio  strategy,  market  quotations  for portfolio  evaluations,  information systems, computer hardware and similar products and services.
      If a research  service  also  assists the Manager in a  non-research  capacity  (such as  bookkeeping  or other administrative  functions),  then only the  percentage or component  that  provides  assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary  fixed-income agency trades to obtain  research if the broker  represents  to the Manager  that:  (i) the trade is not from or for the  broker's own inventory,  (ii) the trade was  executed  by the broker on an agency  basis at the stated  commission,  and (iii) the trade is not a riskless  principal  transaction.  The Board of Trustees  permits the  Manager to use  concessions  on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research  services  provided by brokers  broadens the scope and supplements the research  activities of the
Manager.  That research provides additional views and comparisons for consideration,  and helps the Manager to obtain market  information  for the  valuation  of  securities  that are either  held in the Fund's  portfolio  or are being considered  for  purchase.  The  Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing  such  services,  together  with the  Manager's  representation  that the amount of such  commissions  was reasonably related to the value or benefit of such services.

---------------------------------------- -----------------------------------------------------------------------------

       Fiscal Period Ended 8/31:                        Total Brokerage Concessions Paid by the Fund1
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 1998                                                      $108,964
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 1999                                                      $287,570
---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------
                 2000                                                           $985,9982
---------------------------------------- -----------------------------------------------------------------------------
1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 8/31/00,  the amount of transactions  directed to brokers for research services was
     $367,453 and the amount of the commissions paid to broker-dealers for those services was $115,023,124.
Distribution and Service Plans

The  Distributor.  Under its  General  Distributor's  Agreement  with the Fund,  the  Distributor  acts as the Fund's principal  underwriter in the continuous  public  offering of the Fund's  classes of shares.  The  Distributor is not obligated  to  sell a  specific  number  of  shares.  Expenses  normally  attributable  to  sales  are  borne  by the
Distributor.

      The  compensation  paid to (or retained by) the  Distributor  from the sale of shares or on the  redemption  of shares since the Fund's inception is shown in the table below.

--------------- ------------------- ------------------- -------------------- ------------------- -------------------

                Aggregate           Class A Front-End   Concessions on       Concessions on      Concessions on
Fiscal Period   Front-End Sales     Sales Charges       Class A Shares       Class B Shares      Class C Shares
Ended 8/31:     Charges on Class    Retained by         Advanced by          Advanced by         Advanced by
                A Shares            Distributor         Distributor1         Distributor1        Distributor1
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
     1998            $51,665             $15,161              $2,451              $60,209              $5,453
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
     1999            $107,221            $34,313              $4,633              $131,563            $10,080
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
     2000            $586,428            $165,265            $108,878             $645,866            $65,470
--------------- ------------------- ------------------- -------------------- ------------------- -------------------
1.       The Distributor  advances  concession  payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

----------------------- ----------------------------- ------------------------------ -------------------------------

                        Class A Contingent Deferred   Class B Contingent Deferred    Class C Contingent Deferred
Fiscal Year Ended       Sales Charges Retained by     Sales Charges Retained by      Sales Charges Retained by
8/31:                   Distributor                   Distributor                    Distributor
----------------------- ----------------------------- ------------------------------ -------------------------------
----------------------- ----------------------------- ------------------------------ -------------------------------
         2000                        $0                          $61,444                         $1,885
----------------------- ----------------------------- ------------------------------ -------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for Class A shares  and  Distribution  and
Service  Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act.  Under those plans the Fund pays the Distributor  for all or a portion of its costs incurred in connection  with the  distribution and/or  servicing  of the  shares of the  particular  class.  Each plan has been  approved  by a vote of the Board of
Trustees,  including a majority of the Independent  Trustees2,  cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans,  the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time may use their own resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

----------------
2. In accordance  with Rule 12b-1 of the Investment  Company Act, the term  "Independent  Trustees" in this Statement of Additional  Information refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Unless a plan is terminated as described  below, the plan continues in effect from year to year but only if the
Fund's  Board of Trustees  and its  Independent  Trustees  specifically  vote  annually  to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees  must  approve all  material  amendments  to a plan.  An amendment to increase  materially the amount of payments to be made under a plan must be approved by  shareholders of the class affected by the  amendment.  Because Class B shares of the Fund  automatically  convert into Class A shares after six years, the Fund must obtain the approval
of both  Class  A and  Class B  shareholders  for a  proposed  material  amendment  to the  Class A Plan  that  would materially  increase  payments  under the Plan.  That approval must be by a "majority"  (as defined in the Investment
Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect,  the Treasurer of the Fund shall provide  separate  written reports on the plans to the Board of Trustees at least  quarterly  for its review.  The Reports  shall  detail the amount of all  payments
made under a plan and the purpose for which the  payments  were  made.   Those  reports are subject to the review and
approval of the Independent Trustees.

      Each Plan states that while it is in effect,  the  selection and  nomination of those  Trustees of the Fund who are not "interested  persons" of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent  the  involvement  of others in the  selection  and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of
Trustees has set no minimum amount of assets to qualify for payments  under the plans.

                  |_| Class A Service Plan Fees.  Under the Class A service plan, the Distributor  currently uses the fees it receives  from the Fund to pay brokers,  dealers and other  financial  institutions  (they are referred to as
"recipients") for personal services and account maintenance  services they provide for their customers who hold Class
A  shares.  The  services  include,  among  others,  answering  customer  inquiries  about  the  Fund,  assisting  in establishing and maintaining  accounts in the Fund,  making the Fund's investment plans available and providing other services at the request of the Fund or the  Distributor.  While the plan permits the Board to  authorize  payments to the  Distributor  to reimburse  itself for services  under the plan,  the Board has not yet done so. The  Distributor makes  payments to plan  recipients  quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended August 31, 2000 payments  under the Class A Plan totaled  $123,250,  all of which was paid by the  Distributor  to  recipients.  That  included  $8,605 paid to an  affiliate of the  Distributor's  parent company.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor  may not use payments  received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

                  |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan,  service fees and  distribution  fees are  computed  on the  average  of the net asset  value of shares  in the  respective  class, determined  as of the close of each regular  business  day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plans  during  the  period for which the fee is paid.  The types of services  that  Recipients  provide are similar to the  services  provided  under the Class A service  plan, described above.
      The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based  sales charges and the  service  fees or to pay  recipients  the  service  fee on a  quarterly  basis,  without  payment in advance.
However,  the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares  purchased by exchange  do not qualify for the advance  service  fee  payment.  If Class B, Class C or Class N shares are  redeemed during the first year after their  purchase,  the  recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor  retains the asset-based  sales charge on Class B and Class N shares.  The Distributor  retains the  asset-based  sales  charge on Class C shares  during  the first year the  shares  are  outstanding.  It pays the asset-based  sales  charge as an ongoing  concession  to the  recipient on Class C shares  outstanding  for a year or more. The  Distributor  retains the asset based sales charge on Class N shares.  If a dealer has a special  agreement with the  Distributor,  the Distributor  will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer  quarterly in lieu of paying the sales  commissions and service fee in advance at the time of purchase.

      The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the  asset-based  sales charges to the Distributor  for its services  rendered in  distributing  Class B, Class C and
Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers  and dealers at the time of sale and pays  service  fees as described above,
o        may finance payment of sales  concessions  and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales  literature,  advertising and  prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

 --------------------------------------------------------------------------------------------------------------------
 Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8.31.00
 --------------------------------------------------------------------------------------------------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class:           Total Payments Under     Amount Retained by       Distributor's            Distributor's
                                                                                             Unreimbursed Expenses
                                                                    Aggregate Unreimbursed   as % of Net Assets of
                  Plan                     Distributor              Expenses Under Plan      Class
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class B Plan     $253,362                 $220,080                 $723,447                          2.27%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------
 Class C Plan     $89,818                  $54,360                  $84,603                           0.71%
 ---------------- ------------------------ ------------------------ ------------------------ ------------------------

      All  payments  under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of asset-based sales charges and service  fees.  Because no Class N shares were issued prior to 8.31.00,  no payments were made under the Class N Plan that date.

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.
Those terms include  "cumulative  total return,"  "average annual total return,"  "average annual total return at net asset value" and "total return at net asset  value." An  explanation  as of how total  returns are  calculated is set forth  below.  The charts  below show the Fund's  performance  of the Fund's  most recent  fiscal  year end.  You can obtain current  performance as information by calling the Fund's Transfer Agent at  1.800.525.7048 or by visiting the
OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's  illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange  Commission.  Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its performance data must include the average annual total returns  for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods (or the life of the class,  if less)  ending as of the most  recently  ended  calendar  quarter  prior to the publication of the advertisement (or its submission for publication).

         Use of standardized  performance  calculations  enables an investor to compare the Fund's performance to the performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before using the Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.

o        The  Fund's  performance  returns  do not  reflect  the  effect  of taxes on  dividends  and  capital  gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal  value of the Fund's shares and total returns are not  guaranteed  and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total  returns for any given past period  represent  historical  performance  information  and are not,  and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because  the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The total returns  of each  class of  shares  of the Fund  are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the maturity of debt investments,  the types of investments the Fund holds, and its operating  expenses that are allocated to the particular class.

         |X|  Total  Return  Information.  There are  different  types of  "total  returns"  to  measure  the  Fund's performance.  Total  return is the  change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested  in  additional  shares and that the investment is redeemed at the end of the period.  Because of  differences  in expenses for each class of shares,  the total returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would  produce  the  cumulative  total  return over the entire  period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses standardized  calculations for its total returns as prescribed the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a percentage of the offering  price) is deducted  from the initial  investment  ("P")  (unless the return is shown  without  sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales charge is applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

                  |_| Average  Annual Total  Return.  The "average  annual total  return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years  ("n" in the  formula)  to  achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment, according to the following formula:

                                                        1/n
                                         (ERV      )
                                         ( ----    ) - 1 = Average Annual Total Return
                                         (  P      )

                  |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative total return is determined as follows:

                                        ERV - P
                                        -------- = Total Return
                                           P

              |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average annual total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset  value per share at the  beginning  and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end  or  contingent
deferred  sales  charges)  and  takes  into   consideration   the   reinvestment   of  dividends  and  capital  gains
distributions.

-----------------------------------------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 8.31.004
-----------------------------------------------------------------------------------------------------------------
------------------ ------------------------------- --------------------------------------------------------------
                      Cumulative Total Returns                     Average Annual Total Returns
 Class of Shares          (Life of Class)
------------------ ------------------------------- --------------------------------------------------------------
------------------ ------------------------------- ----------------------------- --------------------------------

                                                              1-Year                      Life-of-Class

------------------ ------------------------------- ----------------------------- --------------------------------
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
                    After Sales    Without Sales    After Sales      Without       After Sales    Without Sales
                      Charge          Charge          Charge      Sales Charge       Charge           Charge
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
     Class A          87.14%1         98.56%1         -0.40%          5.68%          25.20%1         27.88%1
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
     Class B          91.45%2         94.45%2          0.63%          4.98%          26.22%2         26.93%2
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------
     Class C          94.45%3         94.45%3          4.11%          4.98%          26.93%3         26.93%3
------------------ -------------- ---------------- -------------- -------------- ---------------- ---------------

1.       Inception of Class A:      11/17/97
2.       Inception of Class B:      11/17/97
3.    Inception of Class C:         11/17/97
4.  Class N shares  were not  offered  for sale  during  the  Fund's  fiscal  year  ended  8.31.00.  Therefore,  this
Statement of        Additional Information does not contain any performance information for that class.

Other Performance  Comparisons.  The Fund compares its performance  annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that information by contacting the Transfer Agent at the addresses or telephone  numbers shown on the cover of this Statement of Additional  Information.  The Fund may also compare its  performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

                  |_| Lipper  Rankings.  From time to time the Fund may publish the ranking of the performance of its classes  of shares  by Lipper  Analytical  Services,  Inc.  Lipper is a  widely-recognized  independent  mutual  fund monitoring  service.  Lipper  monitors the  performance of regulated  investment  companies,  including the Fund, and ranks their performance for various periods based on categories  relating to investment  objectives.  The performance of the Fund is ranked by Lipper against all other  international  small-cap  funds. The Lipper  performance  rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual  funds in a category  that it monitors  and  averages  of the  performance  of the funds in  particular categories.

                  |_|  Morningstar  Ratings and Rankings.  From time to time the Fund may publish the ranking  and/or star rating of the performance of its classes of shares by Morningstar,  Inc. ("Morningstar"),  an independent mutual fund monitoring  service.  Morningstar  rates and ranks mutual funds in broad investment  categories:  domestic stock funds,  international  stock  funds,  taxable  bond funds and  municipal  bond  funds.  The Fund is  included  in the international stock fund category.

         Morningstar  proprietary star ratings reflect historical  risk-adjusted total investment return.  Investment return measures a fund's (or class's) one-,  three-,  five- and ten-year  average annual total returns  (depending on the inception of the fund or class) in excess of the 90-day U.S.  Treasury bill returns after  considering the fund's sales  charges and expenses.  Risk is measured by a fund's (or class's)  performance  below the 90-day U.S.  Treasury bill returns.  Risk and investment  return are combined to produce star ratings  reflecting  performance  relative to the other funds in the fund's  category.  Five stars is the  "highest"  rating (top 10% of the funds in a  category), four stars is "above  average" (next 25%),  three stars is "average"  (next 35%), two stars is "below  average" (next
22.5%) and one star is "lowest"  (bottom  10%).  The current star rating is the fund's (or class's)  overall  rating, which is the fund's 3-year  rating,  or its combined 3- and 5-year rating  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year  rating  (weighted  40%/30%/30%  respectively),  depending on the inception  date of the fund (or class).  Ratings are subject to change monthly.

         The Fund may also compare its total return ranking to that of other funds in its  Morningstar  category,  in addition to its star ratings.  Those total return  rankings are  percentages  from one percent to one hundred percent and are not risk  adjusted.  For example,  if a fund is in the 94th  percentile,  that means that 94% of the funds in the same category performed better than it did.

                  |_|  Performance  Rankings and  Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its  advertisements  and sales  literature  performance  information  about the Fund cited in newspapers  and  other  periodicals  such as The New York  Times,  The Wall  Street  Journal,  Barron's,  or  similar publications.  That  information  may  include  performance  quotations  from  other  sources,  including  Lipper and
Morningstar.  The  performance of the Fund's classes of shares may be compared in  publications to the performance of various market indices or other  investments,  and averages,  performance  rankings or other  benchmarks  prepared by recognized mutual fund statistical services.

         Investors  may also wish to compare the returns on the Fund's  share  classes to the return on  fixed-income investments  available  from  banks  and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily,  while bank depository  obligations may be insured by the FDIC and may provide  fixed rates of return.  Repayment of  principal  and payment of interest on Treasury  securities  is backed by the full faith and credit of the U.S. government.

         From time to time,  the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor services provided by them to shareholders of the Oppenheimer funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder and investor  services by third parties may include comparisons of their services to
those provided by other mutual fund families selected by the rating or ranking  services.  They may be based upon the opinions  of the  rating or ranking  service  itself,  using its  research  or  judgment,  or based  upon  surveys of investors, brokers, shareholders or others.

         From time to time,  the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes shares of the fund and other Oppenheimer  funds. The combined  account may be part of an illustration of an asset allocation  model or similar  presentation.  The account performance may combine total return  performance of the fund and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements and sales literature may include,  for illustrative or comparative  purposes,  statistical data or other information about general or specific market and economic conditions.  That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economics of particular countries or regions,
o        the  earnings of companies  included in segments of  particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the  gross  national  or gross  domestic  product  of the  United  States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate  performance,  risk or other characteristics of the Fund.

---------------------------------------------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
---------------------------------------------------------------------------------------------------------------------

How to Buy Shares

         Additional  information  is  presented  below about the methods  that can be used to buy shares of the Fund.
Appendix B contains  more  information  about the special  sales  charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  Shares will be purchased on the regular  business  day you  instruct  the  Distributor  to initiate the
Automated  Clearing  House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased with the proceeds of ACH transfers on the business day the Fund receives  federal funds for the purchase  through ACH system before the close of business of The New York Stock Exchange.

Reduced  Sales  Charges.  As discussed  in the  Prospectus,  a reduced  sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales. No sales charge is imposed in certain other  circumstances  described in Appendix B to this Statement of Additional  Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |X| Right of  Accumulation.  To qualify for the lower sales charge  rates that apply to larger  purchases of
Class A shares, you and your spouse can add together:

o        Class A, Class B and Class N shares you purchase for your  individual  accounts  (including  IRAs and 403(b)
              plans), or for your joint accounts,  or for trust or custodial  accounts on behalf of your children who are minors, and
o        Current  purchases of Class A, Class B and Class N shares of the Fund and other  Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of Oppenheimer  funds you previously  purchased subject to an initial or contingent  deferred  sales  charge to reduce the sales  charge rate for current  purchases  of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor  will add the value, at  current  offering  price,  of the shares  you  previously  purchased  and  currently  own to the value of current purchases  to  determine  the sales  charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Main Street Growth & Income Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund                              Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund                       OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Developing Markets Fund                           OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Disciplined Allocation Fund                       Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund                              OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Balanced Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Europe Fund                                       Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Florida Municipal Fund                            Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund                         Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund                         Oppenheimer Trinity Growth Fund
Oppenheimer International Small Company Fund                  Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                                    Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund                             Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund                      Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds except the money  market  funds.  Under  certain  circumstances  described  in this  Statement  of  Additional  Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of  Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the
Fund and other  Oppenheimer  funds  during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases  of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine the reduced sales charge rate for the Class A shares  purchased  during that period.  You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an  investor's  statement in writing to the  Distributor  of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and  other  Oppenheimer  funds)  during a  13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter  states the  investor's  intention to make the  aggregate  amount of purchases of shares  which,  when  added to the  investor's  holdings  of shares of those  funds,  will equal or exceed the amount specified  in the  Letter.  Purchases  made by  reinvestment  of  dividends  or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation  to current  purchases of Class A shares.  Each purchase of Class A shares under the
Letter will be made at the offering  price  (including the sales charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor  makes no commitment to purchase  shares.  However,  if the investor's purchases  of shares  within  the  Letter of  Intent  period,  when  added to the  value (at  offering  price) of the investor's  holdings of shares on the last day of that period,  do not equal or exceed the intended  purchase amount, the  investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is described  in "Terms of  Escrow,"  below  (those  terms may be amended  by the  Distributor  from time to time).  The investor  agrees  that  shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the
Transfer Agent subject
to the Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the  Prospectus,  this  Statement of
Additional  Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those  amendments  will apply automatically to existing Letters of Intent.

         If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended purchase  amount,  the  commissions  previously  paid to the dealer of record for the account and the amount of sales charge  retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.  If total eligible  purchases  during the Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions  allowed or paid to the dealer over the amount of  commissions  that apply to the  actual  amount of  purchases.  The excess  commissions  returned  to the  Distributor  will be used to  purchase additional  shares  for the  investor's  account  at the net  asset  value  per  share in  effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a
Letter of Intent entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of commissions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

         In determining  the total amount of purchases made under a Letter,  shares redeemed by the investor prior to the  termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the  investor to advise the  Distributor  about the Letter in placing  any  purchase  orders for the  investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

                  |_| Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase amount  specified in the Letter shall be held in escrow by the Transfer Agent.  For example,  if the intended  purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the public offering price adjusted for a $50,000  purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.    If the total minimum  investment  specified  under the Letter is completed  within the  thirteen-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the  thirteen-month  Letter of Intent  period the total  purchases  pursuant  to the
Letter  are less  than the  intended  purchase  amount  specified  in the  Letter,  the  investor  must  remit to the
Distributor  an amount equal to the  difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales  charges  which would have been paid if the total  amount  purchased  had been made at a single time.
That sales  charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference in sales charges is not paid within twenty days after a request from the  Distributor  or the dealer,  the
Distributor will,  within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such  redemption will be released  from escrow.  If a request is received to redeem  escrowed  shares prior to the payment of such  additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter,  the investor  irrevocably  constitutes  and  appoints  the  Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The  shares  eligible  for  purchase  under the Letter  (or the  holding  of which may be counted  toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2)
                   Class B shares of one of the other  Oppenheimer  funds that were acquired  subject to a contingent deferred sales charge.

         6.    Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish an Asset  Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the  minimum is $25) for the initial  purchase  with your  application.  Shares  purchased  by Asset
Builder Plan payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset Builder Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for  OppenheimerFunds  employer-sponsored  qualified  retirement  accounts.  Asset  Builder
Plans also enable  shareholders  of  Oppenheimer  Cash  Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

         If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank  account  will be debited  automatically.  Normally  the  debit  will be made two  business  days  prior to the  investment  dates  you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be  responsible  for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish  Asset Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your  financial  advisor  (or the  Distributor)  and  request  an  application  from the  Distributor.  Complete  the application  and return it. You may change  the  amount of your Asset  Builder  payment or your can  terminate  these automatic investments at any time by writing to the

Transfer  Agent.  The Transfer  Agent  requires a reasonable  period  (approximately  10 days) after  receipt of your instructions  to implement  them.  The Fund  reserves the right to amend,  suspend,  or  discontinue  offering  Asset
Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  Retirement  Plans are entitled to purchase  shares of the Fund  without  sales charge or at reduced sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.
Certain  special sales charge  arrangements  described in that Appendix  apply to retirement  plans whose records are maintained on a daily  valuation basis by Merrill Lynch Pierce Fenner & Smith,  Inc. or an independent  record keeper that has a contract or special  arrangement  with Merrill  Lynch.  If on the date the plan sponsor signed the Merrill
Lynch record  keeping  service  agreement the plan has less than $3 million in assets (other than assets  invested in money market funds)  invested in applicable  investments,  then the retirement  plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's  applicable  investments reach
$5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is equal to the amount of the decline in the net  asset  value per share  multiplied  by the  number of shares  in the  purchase  order.  The  investor  is responsible  for that loss. If the investor fails to compensate the Fund for the loss,  the  Distributor  will do so.
The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of investments of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable to
Class B, Class C or Class N shares and the  dividends  payable on Class B, Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which
Class B, Class C and Class N are subject.

         The  availability  of  different  classes of shares  permits an investor to choose the method of  purchasing shares that is more appropriate for the investor.  That may depend on the amount of the purchase,  the length of time the investor expects to hold shares,  and other relevant  circumstances.  Class A shares normally are sold subject to an initial  sales  charge.  While Class B, Class C and Class N shares have no initial  sales  charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares  rather than another.

         The  Distributor  will not  accept  any  order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street name" or omnibus accounts).  That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

                  |_| Class B  Conversion.  The  conversion  of Class B shares  to Class A shares  after six years is subject to the continuing  availability of a private letter ruling from the Internal Revenue  Service,  or an opinion of counsel or tax advisor,  to the effect that the  conversion of Class B shares does not  constitute a taxable event for the  shareholder  under federal income tax law. If such a revenue ruling or opinion is no longer  available,  the automatic  conversion feature may be suspended,  in which event no further  conversions of Class B shares would occur while such suspension  remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of  relative  net asset  value of the two  classes,  without  the  imposition  of a sales  charge or fee,  such exchange  could  constitute  a taxable  event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
              recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
              Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

                  |_|  Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian bank fees,  Trustees' fees,  transfer agency fees,  legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those  expenses  reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for  calculating  the net asset value,  dividends  and  distributions  of the Fund's share classes  recognizes two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated  pro rata to the shares of all  classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is represented  by the assets of each class,  and then equally to each  outstanding  share within a given class.  Such general  expenses  include  management  fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder  reports,  Prospectuses,  Statements of Additional  Information  and other materials for current shareholders,  fees to  unaffiliated  Trustees,  custodian bank  expenses,  share issuance  costs,  organization  and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class  are  allocated  equally  to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service  plan  (12b-1)
fees,  transfer and shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values  Per  Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of  business of The New York Stock  Exchange on each day that the  Exchange is open.
The  calculation  is done by  dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days falling  before a holiday).  The
Exchange's  most  recent  annual  announcement  (which is subject to change)  states that it will close on New Year's
Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day,  Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain  securities on days on which the Exchange is closed  (including  weekends  and U.S.  holidays)  or after 4:00 P.M. on a regular  business  day.  The Fund's net asset values will not be  calculated on those days,  and the values of some of the Fund's  portfolio  securities  may change  significantly on those days, when  shareholders may not purchase or redeem shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets  normally is completed  before the close of The New
York Stock Exchange.

         Changes in the values of securities  traded on foreign exchanges or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange,  will not be  reflected  in the Fund's  calculation  of its net asset  values that day unless the Board of Trustees  determines that the event is likely  to effect a  material  change  in the  value of the  security.  The  Manager  may make that determination, under procedures established by the Board.

         |X| Securities Valuation.  The Fund's Board of Trustees has established  procedures for the valuation of the
Fund's securities. In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
1.        if last sale  information  is regularly  reported,  they are valued at the last  reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
2.        if last sale  information is not available on a valuation  date,  they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the closing "bid" and "asked"
                      prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.

o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

1.        at the last sale price available to the pricing service approved by the Board of Trustees, or

2.        at the last sale price  obtained  by the  Manager  from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
3.       at the mean between the "bid" and "asked" prices obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o        Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean between the "bid" and "asked" prices  determined by a portfolio  pricing service approved by the Fund's
              Board of  Trustees or obtained by the  Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

o        The  following  securities  are valued at the mean  between the "bid" and  "asked"  prices  determined  by a pricing  service  approved by the Fund's  Board of Trustees or obtained by the Manager  from two active market makers in the security on the basis of reasonable inquiry:
                  1.   debt instruments that have a maturity of more than 397 days when issued,
                  2.  debt   instruments   that  had  a  maturity   of  397  days  or  less  when   issued  and  have
a                               remaining maturity of more than 60 days, and
3.       non-money  market  debt  instruments  that had a maturity  of 397 days or less when  issued and which have a remaining maturity of 60 days or less.

o        The  following  securities  are valued at cost,  adjusted  for  amortization  of premiums  and  accretion of discounts:
1.       money  market  debt  securities  held by a  non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
2.       debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o        Securities (including restricted  securities) not having  readily-available  market quotations are valued at fair value  determined  under the  Board's  procedures.  If the  Manager is unable to locate two market makers  willing to give  quotes,  a security  may be priced at the mean  between  the "bid" and "asked"
              prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no
              "asked" price is available).

         In the  case  of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale information is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for  comparable instruments on the basis of quality,  yield, maturity.  Other special factors may be involved (such as the tax-exempt status of the  interest  paid by  municipal  securities).  The  Manager  will  monitor  the  accuracy  of the pricing services.  That  monitoring  may include  comparing  prices used for  portfolio  valuation  to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service that the Manager has  determined  to be reliable are used to value foreign currency,  including  forward  contracts,  and to convert to U.S. dollars  securities that are denominated in foreign currency.

         Puts,  calls,  and  futures  are valued at the last sale price on the  principal  exchange on which they are traded or on NASDAQ,  as applicable,  as determined by a pricing service  approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and  "asked"  prices on the  principal  exchange or on NASDAQ on the valuation  date.  If not,  the value  shall be the closing  bid price on the  principal  exchange or on NASDAQ on the valuation  date.  If the put,  call or future is not traded on an  exchange  or on NASDAQ,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option,  an amount equal to the premium received is included in the Fund's Statement of Assets and  Liabilities  as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current market value of the option.  In determining the Fund's gain on investments,  if a call or put  written  by the  Fund  is  exercised,  the  proceeds  are  increased  by the  premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the amount of the  premium.  If the
Fund  enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium received was more or less

than the cost of the  closing  transaction.  If the Fund  exercises a put it holds,  the amount the Fund  receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

Information  on how to sell  shares  of the  Fund  is  stated  in the  Prospectus.  The  information  below  provides additional information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or  part  of the redemption proceeds of:

o        Class A shares  purchased  subject  to an  initial  sales  charge  or Class A shares  on which a  contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made  without  sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable  as described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset  value next  computed  after the  Transfer  Agent  receives  the  reinvestment order.  The shareholder  must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not  apply to Class C or Class N  shares.  The Fund may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital  gains tax payable on that gain.  If there has been a capital loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal
Revenue Code,  if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales  charge,  the  shareholder's basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption is ordinarily  made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a distribution "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.
         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act.  Under that rule,  the
Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might incur  brokerage  or other costs in selling  the  securities  for cash.  The Fund will value  securities  used to pay redemptions  in kind using the same  method the Fund uses to value its  portfolio  securities  described  above under
"Determination  of Net Asset Values Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of Trustees  has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate  net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate net asset value of such shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders in question (not less than 30 days).  The Board may  alternatively  set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another person or entity.  It does not matter  whether the transfer  occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred sales charge are  transferred,  the  transferred  shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee  shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all  shares  held in an account  are  transferred,  and some but not all shares in the  account would be  subject  to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under  "How to Buy  Shares"  for the  imposition  of the  Class B,  Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial plans,  401(k) plans or pension or profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants  (other than  self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary may not directly  request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements under the Internal
Revenue Code and certain  documents  (available  from the  Transfer  Agent) must be  completed  and  submitted to the
Transfer Agent before the  distribution may be made.  Distributions  from retirement plans are subject to withholding requirements  under the  Internal  Revenue  Code,  and IRS Form W-4P  (available  from the  Transfer  Agent)  must be submitted to the  Transfer  Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.  The
Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent assume no  responsibility  to  determine  whether a distribution  satisfies  the  conditions  of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The  Distributor  is the Fund's agent to repurchase its shares from authorized  dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase  price per share will be the net asset value  next  computed  after the  Distributor  receives  an order  placed by the dealer or  broker.  However,  if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange  closes.  Normally,  the Exchange  closes at 4:00 P.M., but may do so  earlier  on some  days.  Additionally,  the order  must  have  been  transmitted  to and  received  by the
Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure,  payment will be made within three  business days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form. The  signature(s) of the registered  owners on the redemption  documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at  $5,000  or more can authorize  the  Transfer  Agent to  redeem  shares  (having  a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested by telephone  if payments are to be made by check  payable to all  shareholders  of record.  Payments  must also be sent to the  address of record for the  account  and the  address  must not have been changed within the prior 30 days.  Required minimum  distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are  normally  made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal  Plan payments  transferred to the bank account  designated on the
Account  Application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares  are  normally redeemed  pursuant to an  Automatic  Withdrawal  Plan three  business  days before the payment  transmittal  date you select in the Account  Application.  If a contingent  deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.  The Fund reserves the right to amend, suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on  Class A share  purchases,  shareholders  should  not  make  regular  additional  Class  A share  purchases  while participating  in an Automatic  Withdrawal  Plan.  Class B and Class C shareholders  should not establish  withdrawal plans,  because of the  imposition of the  contingent  deferred  sales charge on such  withdrawals  (except where the contingent deferred sales charge is waived as described in Appendix B, below).

         By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder  agrees to the terms and conditions that apply to such plans,  as stated  below.  These  provisions  may be amended  from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds  automatically on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange  Plan. The minimum amount that may be exchanged to each  other  fund  account  is $25.  Instructions  should  be  provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to exchanges  as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement  of  Additional
Information.

         |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired  with  reinvested  dividends  and capital gains  distributions  will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary  to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal  may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's  Automatic Withdrawal Plan as agent for the shareholder(s)
(the  "Planholder")  who executed the Plan  authorization  and application  submitted to the Transfer Agent.  Neither the Fund nor the  Transfer  Agent shall incur any  liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased  for and held under the Plan,  but the  Transfer  Agent will credit all such shares to the account of the  Planholder  on the  records  of the  Fund.  Any  share  certificates  held by a  Planholder  may be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the certificate may be held under the Plan.

         For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value  without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be  redeemed to make  withdrawal  payments  at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan  withdrawals  will normally be transmitted  three  business  days prior to the date  selected  for receipt of the  payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the  interval of  disbursement  payments  and the address to which checks are to be mailed or
AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.
The Planholder  should allow at least two weeks' time after mailing such  notification for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance  with the  requirements of the  then-current  Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The  Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the  Transfer  Agent to  terminate  a Plan.  The  Transfer  Agent will also  terminate a Plan upon its receipt of evidence  satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon  termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in  uncertificated  form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are  received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

         To use shares  held under the Plan as  collateral  for a debt,  the  Planholder  may  request  issuance of a portion of the shares in  certificated  form.  Upon written  request  from the  Planholder,  the Transfer  Agent will determine the number of shares for which a certificate may be issued without  causing the withdrawal  checks to stop.
However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer  agent for the Fund,  the Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be  exchanged  only for  shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer funds that have a single class without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o        All of the Oppenheimer  funds currently offer Class A, B and C shares except  Oppenheimer Money Market Fund,
     Inc., Centennial Money Market Trust,  Centennial Tax Exempt Trust,  Centennial Government Trust,  Centennial New
     York Tax Exempt Trust,  Centennial  California Tax Exempt Trust,  and Centennial  America Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of  Oppenheimer  Cash Reserves are generally  available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Only certain  Oppenheimer  funds  currently offer Class Y shares.  Class Y shares of Oppenheimer  Real Asset
     Fund may not be exchanged for shares of any other fund.

o        Only certain  Oppenheimer  funds currently offer Class N shares,  which are only offered to retirement plans as described in the  Prospectus.  Class N shares can be exchanged  only for Class N shares of other  Oppenheimer funds.
o        Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only for Class A shares of other
     Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves  acquired by exchange of
     Class M shares.
o        Class A shares of  Senior  Floating  Rate  Fund are not  available  by  exchange  of Class A shares of other
     Oppenheimer  funds.  Class A shares of Senior  Floating  Rate Fund that are  exchanged  for  shares of the other
     Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York  Municipal  Fund can be  exchanged  only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of Oppenheimer Money Market
     Fund,  Inc.,  Oppenheimer  Cash Reserves or Oppenheimer  Limited-Term  Government  Fund.  Only  participants  in certain  retirement  plans  may  purchase  shares of  Oppenheimer  Capital  Preservation  Fund,  and only  those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares  of  Oppenheimer  Senior  Floating  Rate  Fund are not  available  by  exchange  of shares of
     Oppenheimer  Money Market Fund or Class A shares of Oppenheimer Cash Reserves.  If any Class A shares of another
     Oppenheimer  fund that are exchanged for Class A shares of Oppenheimer  Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred  sales charge will carry over to the Class A shares of  Oppenheimer
     Senior Floating Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
     Rate Fund if they are repurchased before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer  Select Managers Mercury Advisors S&P Index Fund
     and  Oppenheimer  Select  Managers  QM Active  Balanced  Fund are only  available  to  retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales  charge.  They may also be used to  purchase  shares of  Oppenheimer  funds  subject  to an early  withdrawal  charge or  contingent deferred sales charge.

         Shares of Oppenheimer  Money Market Fund,  Inc.  purchased  with the redemption  proceeds of shares of other mutual  funds  (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds  without  being subject to an initial  sales  charge or  contingent  deferred  sales  charge.  To qualify for that  privilege,  the investor or the investor's  dealer  must  notify  the  Distributor  of  eligibility  for this  privilege  at the time the  shares  of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested,  they must supply proof of  entitlement  to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the other Oppenheimer funds or from any unit investment trust for which  reinvestment  arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will  provide  you with notice of those  changes  whenever it is required to do so by applicable  law. It may be  required  to provide 60 days notice  prior to  materially  amending  or  terminating  the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales charge is imposed on exchanges of shares of any class  purchased  subject  to a  contingent  deferred  sales  charge.  However,  when Class A shares acquired  by  exchange  of Class A shares  of other  Oppenheimer  funds  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months of the end of the calendar month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares. The Class
B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed  within 6 years of the initial  purchase of the  exchanged  Class B shares.  The Class C  contingent  deferred  sales charge is imposed on Class C shares acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged Class C shares.  With respect to Class N shares,  a 1% contingent  deferred sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are  terminated  as an  investment  option of the Plan and Class N shares  are  redeemed  within 18 months  after the plan's first purchase of Class N shares of any Oppenheimer  fund or with respect to an individual  retirement plan or
403(b)  plan,  Class N shares are  redeemed  within 18 months of the plan's  first  purchase of Class N shares of any
Oppenheimer fund.

         With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the  retirement plan (not  including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an  investment  option of the plan and  Class N shares  are  redeemed  within 18  months  after the  plan's  first purchase of Class N shares of any Oppenheimer  fund or with respect to an individual  retirement plan or 403(b) plan,
Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are redeemed to effect an exchange,  the priorities  described in "How To Buy
Shares" in the Prospectus  for the imposition of the Class B or the Class C contingent  deferred sales charge will be followed in determining the order in which the shares are
exchanged.  Before  exchanging  shares,  shareholders  should  take into  account  how the  exchange  may  affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple Exchange Orders.  The Fund reserves the right to reject telephone or written exchange requests  submitted  in bulk by  anyone  on  behalf  of more  than one  account.  The Fund may  accept  requests  for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X| Telephone  Exchange Requests.  When exchanging shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investors  must obtain a Prospectus of that fund before the exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example, during  periods  of  substantial  market  fluctuations),  shareholders  might  not be able to  request  exchanges  by telephone and would have to submit written exchange requests.

         |X|  Processing  Exchange  Requests.  Shares to be exchanged  are  redeemed on the regular  business day the
Transfer Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five business days if it determines that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves the right,  in its  discretion,  to refuse any  exchange  request  that may  disadvantage  it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be disadvantageous  to the Fund, the Fund may refuse the request.  When you  exchange  some or all of your shares from one fund to another,  any  special  account  feature  such as an Asset
Builder  Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the Transfer
Agent  not to do so.  However,  special  redemption  and  exchange  features  such as  Automatic  Exchange  Plans and
Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the  number requested  if the  exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include shares covered by a share certificate that is not tendered with the request.  In those cases,  only the shares available for exchange  without  restriction will be exchanged.

         The different  Oppenheimer funds available for exchange have different investment  objectives,  policies and risks.  A shareholder  should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences of an exchange.  For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of  shares  of one fund and a  purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses  some of the tax  consequences  of  reinvestment  of  redemption  proceeds  in such  cases.  The Fund,  the
Distributor,  and the  Transfer  Agent are unable to provide  investment,  tax or legal  advice to a  shareholder  in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the  realization of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately  by a class.  Dividends are  calculated in the same manner,  at the same time, and on the same day for each  class  of  shares.  However,  dividends  on  Class B,  Class C and  Class N shares  are expected  to be lower than  dividends  on Class A shares.  That is because  of the  effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a consequence  of any difference in the net asset values of the different classes of shares.

         Dividends,  distributions  and proceeds of the redemption of Fund shares  represented by checks  returned to the Transfer Agent by the Postal  Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly  as  possible  after the return of such  checks to the  Transfer
Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment  laws, and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends  and  Distributions.  The  federal  tax  treatment  of the Fund's  dividends  and capital gains distributions is briefly highlighted in the Prospectus.

         Special  provisions  of the Internal  Revenue Code govern the  eligibility  of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term  capital gains  distributions  are not eligible for the  deduction.  The amount of  dividends  paid by the Fund that may qualify for the  deduction is limited to the aggregate  amount of qualifying  dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction on dividends paid on Fund shares held
for 45 days or less.  To the extent  the Fund's  dividends  are  derived  from gross  income  from  option  premiums, interest  income or  short-term  gains from the sale of  securities  or dividends  from foreign  corporations,  those dividends will not qualify for the deduction.

         Under the Internal  Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise  tax on the  amounts  not  distributed.  It is  presently  anticipated  that the Fund  will meet  those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the  undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated  investment  company" under the Internal  Revenue Code (although it  reserves  the right not to  qualify).  That  qualification  enables  the Fund to "pass  through"  its  income and realized  capital gains to  shareholders  without having to pay tax on them.  This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund  (unless the Fund's  shares are held in a retirement  account or the  shareholder  is otherwise  exempt from tax).  If the Fund  qualifies as a "regulated  investment  company"  under the Internal  Revenue Code, it will not be liable for federal  income  taxes on amounts  paid by it as  dividends  and  distributions.  The Fund  qualified as a regulated  investment  company in its last fiscal year. The Internal  Revenue Code contains a number of complex tests relating to qualification  which the Fund might not meet in any particular  year. If it did not so qualify,  the Fund would be treated for tax  purposes as an ordinary  corporation  and receive no tax  deduction  for  payments  made to shareholders.

         If prior  distributions made by the Fund must be  re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net asset  value  per  share in  effect at the close of  business  on the payable date of the dividend or  distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an  application  from the  Distributor to establish an account.  Dividends and/or  distributions  from shares of certain other  Oppenheimer  funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the Manager  that acts as the Fund's
Distributor.  The Distributor also  distributes  shares of the other  Oppenheimer  funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent,  is a division of the Manager.  It is responsible for maintaining  the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative  functions. It acts  on an  "at-cost"  basis.  It also  acts as  shareholder  servicing  agent  for  the  other  Oppenheimer  funds.
Shareholders  should  direct  inquiries  about their  accounts  to the  Transfer  Agent at the address and  toll-free numbers shown on the back cover.

The  Custodian  Bank.  The  Bank of New  York is the  custodian  bank of the  Fund's  assets.  The  custodian  bank's responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such  securities  to and from the Fund.  It will be the  practice  of the Fund to deal with the  custodian  bank in a manner  uninfluenced  by any banking  relationship  the custodian bank may have with the Manager and its  affiliates.
The Fund's  cash  balances  with the  custodian  bank in excess of  $100,000  are not  protected  by federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP is the independent  auditors of the Fund. They audit the Fund's financial statements and perform other related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL SMALL
 COMPANY FUND:

 We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer International Small Company Fund as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from November 17, 1997
 (commencement of operations) to August 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Small Company Fund as of August 31, 2000,
 the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from November 17, 1997 (commencement of operations) to August
 31, 1998, in conformity with accounting principles generally accepted in the
 United States of America.

 KPMG LLP

 Denver, Colorado
 September 22, 2000

STATEMENT OF INVESTMENTS  August 31, 2000
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
==================================================================================

 COMMON STOCKS--98.7%
----------------------------------------------------------------------------------
 BASIC MATERIALS--5.4%
----------------------------------------------------------------------------------
 CHEMICALS--1.4%
 Jilin Chemical Industrial Co. Ltd.                       7,006,000   $    529,989
----------------------------------------------------------------------------------
 LG Chemical Ltd.                                            21,254        358,467
----------------------------------------------------------------------------------
 Showa Denko K.K.(1)                                        406,000        571,080
                                                                      ------------
                                                                         1,459,536

----------------------------------------------------------------------------------
 METALS--1.2%
 Antofagasta plc                                            195,400      1,259,480
----------------------------------------------------------------------------------
 PAPER--2.8%
----------------------------------------------------------------------------------
 AssiDoman AB                                                91,400      1,380,226
----------------------------------------------------------------------------------
 Grupo Empresarial Ence SA                                   62,200      1,150,282
----------------------------------------------------------------------------------
 Hokuetsu Paper Mills Ltd.                                   46,000        376,575
                                                                      ------------
                                                                         2,907,083

----------------------------------------------------------------------------------
 CAPITAL GOODS--15.0%
----------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--2.0%
 Empresa Brasileira de Aeronautica SA (Embraer),
   Preference                                               300,000      2,039,571
----------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--2.0%
 Fuji Electric Co. Ltd.(1)                                  175,000        654,773
----------------------------------------------------------------------------------
 Weg SA, Preference                                       2,199,000      1,438,203
                                                                      ------------
                                                                         2,092,976

----------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--3.7%
 Cookson Group plc                                          152,000        519,726
----------------------------------------------------------------------------------
 Danka Business Systems plc, Sponsored ADR(1)               230,000        373,750
----------------------------------------------------------------------------------
 Grupo Elektra SA de CV, CPO                                388,200        392,185
----------------------------------------------------------------------------------
 Prolion Holding NV(1)                                       51,000      1,088,258
----------------------------------------------------------------------------------
 Vinci                                                       29,900      1,515,293
                                                                      ------------
                                                                         3,889,212

----------------------------------------------------------------------------------
 MANUFACTURING--7.3%
 ESEC Holding AG                                                800      1,692,643
----------------------------------------------------------------------------------
 Jenoptik AG                                                 30,000        906,882
----------------------------------------------------------------------------------
 OMNI Industries Ltd.                                     1,000,000      2,161,157
----------------------------------------------------------------------------------
 Perlos Oyj                                                  40,000      1,207,398
----------------------------------------------------------------------------------
 Takasago Electric Industry Co. Ltd.                         36,400      1,655,476
                                                                      ------------
                                                                         7,623,556

----------------------------------------------------------------------------------
 COMMUNICATION SERVICES--1.1%
----------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--1.1%
 Filtronic plc                                               66,500      1,185,279

             12  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------

 CONSUMER CYCLICALS--15.9%
----------------------------------------------------------------------------------
 AUTOS & HOUSING--4.1%
 Goldcrest Co. Ltd.                                          14,200   $  1,448,762
----------------------------------------------------------------------------------
 Hino Motors Ltd.(1)                                        181,000        724,747
----------------------------------------------------------------------------------
 Joint Corp.                                                 26,000        804,576
----------------------------------------------------------------------------------
 Nitori Co. Ltd.                                             44,000      1,299,700
                                                                      ------------
                                                                         4,277,785

----------------------------------------------------------------------------------
 CONSUMER SERVICES--2.5%
 Cell Network AB                                            111,180        824,734
----------------------------------------------------------------------------------
 Creyf's NV                                                  38,950      1,013,287
----------------------------------------------------------------------------------
 Drake Beam Morin-Japan, Inc.                                 6,000        731,433
                                                                      ------------
                                                                         2,569,454

----------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--1.6%
 Kinowelt Medien AG(1)                                       34,400      1,605,715
----------------------------------------------------------------------------------
 MEDIA--0.6%
 Taylor & Francis Group plc                                  70,000        638,345
----------------------------------------------------------------------------------
 RETAIL: SPECIALTY--6.7%
 JJB Sports plc                                             251,500      1,957,739
----------------------------------------------------------------------------------
 Marionnaud Parfumeries SA(1)                                19,800      1,871,324
----------------------------------------------------------------------------------
 Olympic Corp.                                               36,900        726,650
----------------------------------------------------------------------------------
 Rallye SA                                                   17,200        967,252
----------------------------------------------------------------------------------
 Shinsegae Department Store Co.                              29,500      1,468,681
                                                                      ------------
                                                                         6,991,646

----------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--0.4%
 Profurn Ltd.                                               669,327        446,378
----------------------------------------------------------------------------------
 CONSUMER STAPLES--6.2%
----------------------------------------------------------------------------------
 BROADCASTING--1.7%
 Antenna Hungaria Rt.(1)                                     16,200        341,673

----------------------------------------------------------------------------------
 Intertainment AG(1)                                         22,900      1,386,950
                                                                      ------------
                                                                         1,728,623

----------------------------------------------------------------------------------
 ENTERTAINMENT--0.7%
 Edel Music AG(1)                                            42,700        740,309
----------------------------------------------------------------------------------
 FOOD--1.1%
 Kamps AG                                                    54,900      1,186,610
----------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--2.2%
 Cia Brasileira de Distribuicao Grupo Pao de Acucar,
   Sponsored ADR                                             29,700      1,108,181
----------------------------------------------------------------------------------
 Superdiplo SA(1)                                            70,000      1,188,727
                                                                      ------------
                                                                         2,296,908

----------------------------------------------------------------------------------
 TOBACCO--0.5%
 British American Tobacco Australasia Ltd.                   75,600        528,548

             13  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------

 ENERGY--1.3%
----------------------------------------------------------------------------------
 OIL: DOMESTIC--0.5%
 Gulf Canada Resources Ltd.(1)                               86,800   $    479,704
----------------------------------------------------------------------------------
 OIL: INTERNATIONAL--0.8%
 Japan Energy Corp.(1)                                      283,000        305,186
----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                24,900        494,724
                                                                      ------------
                                                                           799,910

----------------------------------------------------------------------------------
 FINANCIAL--10.6%
----------------------------------------------------------------------------------
 BANKS--3.1%
 Chuo Mitsui Trust & Banking Co. Ltd. (The)                 317,000      1,218,773
----------------------------------------------------------------------------------
 Fairfax Financial Holdings Ltd.(1)                           9,200      1,235,234
----------------------------------------------------------------------------------
 North Pacific Bank Ltd. (The)                              133,000        793,211
                                                                      ------------
                                                                         3,247,218

----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--6.6%
 Gold-Zack AG                                                60,000      1,407,268
----------------------------------------------------------------------------------
 Guoco Group Ltd.                                           398,000      1,020,604
----------------------------------------------------------------------------------
 ICICI Ltd., Sponsored ADR                                   63,500        896,938
----------------------------------------------------------------------------------
 Tsubasa Securities Co. Ltd.                                 85,000        408,102
----------------------------------------------------------------------------------
 Wheelock & Co. Ltd.                                      1,830,000      1,525,137
----------------------------------------------------------------------------------
 Wing Hang Bank Ltd.                                        480,000      1,581,680
                                                                      ------------
                                                                         6,839,729

----------------------------------------------------------------------------------
 INSURANCE--0.9%
 Metropolitan Life Ltd.                                     635,400        879,399
----------------------------------------------------------------------------------
 HEALTHCARE--4.8%
----------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--3.8%
 Biocompatibles International plc(1)                        186,100      1,245,567
----------------------------------------------------------------------------------
 Canadian Medical Laboratories Ltd.(1)                       85,400        926,561
----------------------------------------------------------------------------------
 Goldshield Group plc                                        40,000        477,240
----------------------------------------------------------------------------------
 Omega Pharma SA                                             34,700      1,295,774
                                                                      ------------
                                                                         3,945,142

----------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--1.0%
 Instrumentarium Corp. Oyj                                   43,900      1,051,899
----------------------------------------------------------------------------------
 TECHNOLOGY--36.1%
----------------------------------------------------------------------------------
 COMPUTER HARDWARE--6.6%
 Creo Products, Inc.(1)                                      57,400      1,628,725
----------------------------------------------------------------------------------
 M-Systems Flash Disk Pioneers Ltd.(1)                       24,700      1,932,775
----------------------------------------------------------------------------------
 Optimal Robotics Corp.(1)                                   40,800      1,361,700
----------------------------------------------------------------------------------
 Systemat-Datarelay SA                                       45,000        926,220
----------------------------------------------------------------------------------
 Trigem Computer, Inc.                                       56,968        999,348
                                                                      ------------
                                                                         6,848,768

             14  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------

 COMPUTER SERVICES--9.1%
 Adcore AB(1)                                               100,232   $  1,062,174
----------------------------------------------------------------------------------
 CCT Telecom Holdings Ltd.(1)                             3,300,000        693,908
----------------------------------------------------------------------------------
 Computacenter plc(1)                                        35,800        221,378
----------------------------------------------------------------------------------
 Computer Configurations Holdings Ltd.(1)                   803,800        632,895
----------------------------------------------------------------------------------
 Computer Services Solutions Holding NV                      54,400      1,117,279
----------------------------------------------------------------------------------
 Systematics AG(1)                                           39,400      1,777,800
----------------------------------------------------------------------------------
 Ubizen(1)                                                   52,000      1,988,028
----------------------------------------------------------------------------------
 Unit 4(1)                                                   29,000      1,405,223
----------------------------------------------------------------------------------
 Yuxing Infotech Holdings Ltd.                            1,800,000        536,587
                                                                      ------------
                                                                         9,435,272

----------------------------------------------------------------------------------
 COMPUTER SOFTWARE--8.1%
 INTEC, Inc.                                                 53,000      1,123,218
----------------------------------------------------------------------------------
 Magic Software Enterprises Ltd.(1)                          85,700        771,300
----------------------------------------------------------------------------------
 MERANT plc, Sponsored ADR(1)                                47,200        365,800
----------------------------------------------------------------------------------
 Navision Software AS(1)                                     17,000        595,958
----------------------------------------------------------------------------------
 NIIT Ltd.                                                   38,300      1,577,605
----------------------------------------------------------------------------------
 Real Software Group NV                                      23,000      1,236,160
----------------------------------------------------------------------------------
 Satyam Computer Services Ltd.                               72,000        899,646
----------------------------------------------------------------------------------
 SSI Ltd.                                                    18,700      1,156,258
----------------------------------------------------------------------------------
 Titus Interactive(1)                                        32,800        742,185
                                                                      ------------
                                                                         8,468,130

----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.2%
 Audiocodes Ltd.(1)                                          20,000      2,247,500
----------------------------------------------------------------------------------
 ELECTRONICS--10.1%
 Ando Electronic Co. Ltd.(1)                                 20,000        393,849
----------------------------------------------------------------------------------
 ASM Pacific Technology Ltd.                                300,000        953,932
----------------------------------------------------------------------------------
 Elcoteq Network Corp., Cl. A                                60,200      1,993,762
----------------------------------------------------------------------------------
 Ingenico SA                                                 26,900      1,283,136
----------------------------------------------------------------------------------
 Micronas Semiconductor Holding AG(1)                         2,600      1,529,324
----------------------------------------------------------------------------------
 Mitel Corp.(1)                                              35,800        877,100
----------------------------------------------------------------------------------
 Radio Korasidi SA                                           31,400        610,572
----------------------------------------------------------------------------------
 SEZ Holding AG                                               1,400      1,150,465
----------------------------------------------------------------------------------
 Shinko Electric Industries Co. Ltd.                         28,000      1,499,250
----------------------------------------------------------------------------------
 VTech Holdings Ltd.                                         85,000        264,832
                                                                      ------------
                                                                        10,556,222

             15  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------

 TRANSPORTATION--1.9%
----------------------------------------------------------------------------------
 SHIPPING--1.9%
 Neptune Orient Lines Ltd.(1)                             1,800,000   $  1,965,956
----------------------------------------------------------------------------------
 UTILITIES--0.4%
----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.4%
 Independent Energy Holdings plc(1)                          74,500        455,270
                                                                      ------------
 Total Common Stocks (Cost $111,711,932)                               102,687,133

                                                          PRINCIPAL
                                                             AMOUNT
==================================================================================

 REPURCHASE AGREEMENTS--0.0%
----------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital
 Markets, Inc., 6.57%, dated 8/31/00, to be
 repurchased at $22,004 on 9/1/00, collateralized
 by U.S. Treasury Bonds, 6.25%-12%,
 11/15/03-8/15/23, with a value of $9,417, U.S.
 Treasury Nts., 4.25%-7.50%, 12/31/00-2/15/07, with
 a value of $10,754 and U.S. Treasury Bills,
 11/30/00, with a value of $2,303 (Cost $22,000)          $  22,000         22,000
----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $111,733,932)               98.7%   102,709,133
----------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                1.3      1,379,749
                                                          ------------------------
 NET ASSETS                                                   100.0%  $104,088,882
                                                          ========================

             16  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Non-income-producing security.

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A
 PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHICAL DIVERSIFICATION                  MARKET VALUE           PERCENT
-----------------------------------------------------------------------------

 Japan                                         $ 14,735,362             14.3%
 Germany                                          9,011,533              8.8
 Great Britain                                    8,699,574              8.5
 Canada                                           7,003,749              6.8
 Hong Kong                                        6,576,680              6.4
 Belgium                                          6,459,469              6.3
 France                                           6,379,190              6.2
 Israel                                           4,951,575              4.8
 Brazil                                           4,585,955              4.5
 India                                            4,530,447              4.4
 Switzerland                                      4,372,432              4.3
 Finland                                          4,253,059              4.1
 Singapore                                        4,127,113              4.0
 The Netherlands                                  3,610,760              3.5
 Sweden                                           3,267,133              3.2
 Korea, Republic of (South)                       2,826,496              2.8
 Spain                                            2,339,009              2.3
 South Africa                                     1,958,672              1.9
 Greece                                             610,572              0.6
 Denmark                                            595,958              0.6
 China                                              529,989              0.5
 Australia                                          528,548              0.5
 Mexico                                             392,185              0.4
 Hungary                                            341,673              0.3
 United States                                       22,000              0.0
                                               ------------------------------
 TOTAL                                         $102,709,133            100.0%
                                               ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             17  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000
--------------------------------------------------------------------------------

===================================================================================

 ASSETS
 Investments, at value (cost $111,733,932)--see accompanying
 statement                                                            $102,709,133
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                       2,017
 Receivables and other assets:
 Shares of beneficial interest sold                                      2,651,879
 Investments sold                                                        2,378,718
 Interest and dividends                                                     88,721
 Other                                                                       6,426
                                                                      -------------
 Total assets                                                          107,836,894

===================================================================================
 LIABILITIES
 Bank overdraft                                                            802,925
-----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency
 contracts                                                                   1,994
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                   1,901,179
 Shares of beneficial interest redeemed                                    735,170
 Foreign capital gains taxes                                                72,391
 Transfer and shareholder servicing agent fees                              64,664
 Distribution and service plan fees                                         42,489
 Trustees' compensation                                                     34,397
 Other                                                                      92,803
                                                                      -------------
 Total liabilities                                                       3,748,012

===================================================================================
 NET ASSETS                                                           $104,088,882
                                                                      =============

===================================================================================
 COMPOSITION OF NET ASSETS
 Paid-in capital                                                      $108,908,780
-----------------------------------------------------------------------------------
 Undistributed net investment income                                       385,386
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency
 transactions                                                            3,827,826
-----------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies               (9,033,110)
                                                                      -------------
 NET ASSETS                                                           $104,088,882
                                                                      =============

             18  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

===================================================================================
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $60,336,186 and 3,960,847 shares of beneficial
 interest outstanding)                                                      $15.23

 Maximum offering price per share(net asset value plus sales
 charge of 5.75% of offering price)                                         $16.16
-----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $31,807,196 and 2,122,404
 shares of beneficial interest outstanding)                                 $14.99
-----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $11,945,500 and 798,185 shares
 of beneficial interest outstanding)                                        $14.97

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             19  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2000
--------------------------------------------------------------------------------

==================================================================================
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $69,430)               $   733,475
----------------------------------------------------------------------------------
 Interest                                                                  184,474
                                                                       -----------
 Total income                                                              917,949

==================================================================================
 EXPENSES
 Management fees                                                           690,859
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   123,250
 Class B                                                                   253,362
 Class C                                                                    89,818
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                             324,747
----------------------------------------------------------------------------------
 Shareholder reports                                                        97,980
----------------------------------------------------------------------------------
 Foreign capital gains taxes                                                72,391
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                48,801
----------------------------------------------------------------------------------
 Trustees' compensation                                                     12,764
                                                                       -----------
 Other                                                                      52,718
                                                                       -----------
 Total expenses                                                          1,766,690
 Less expenses paid indirectly                                              (7,855)
                                                                       -----------
 Net expenses                                                            1,758,835

==================================================================================
 NET INVESTMENT LOSS                                                      (840,886)
==================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                            13,885,128
 Foreign currency transactions                                          (3,731,348)
                                                                       -----------
 Net realized gain                                                      10,153,780

----------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                            (7,400,612)
 Translation of assets and liabilities denominated in foreign
 currencies                                                             (4,400,782)
                                                                       -----------
 Net change                                                            (11,801,394)
                                                                       -----------
 Net realized and unrealized loss                                       (1,647,614)

==================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(2,488,500)
                                                                       ===========

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             19  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED AUGUST 31                                          2000           1999
==================================================================================

 OPERATIONS
 Net investment income (loss)                          $   (840,886)   $   109,108
----------------------------------------------------------------------------------
 Net realized gain                                       10,153,780      7,463,791
----------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                         (11,801,394)     3,727,838
                                                        --------------------------
 Net increase (decrease) in net assets resulting
 from operations                                         (2,488,500)    11,300,737
==================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                   (382,508)       (39,378)
 Class B                                                    (95,047)            --
 Class C                                                    (36,304)            --
----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (6,325,013)      (653,225)
 Class B                                                 (2,747,741)      (222,502)
 Class C                                                   (876,679)       (49,271)
==================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                 41,011,174     10,428,211
 Class B                                                 24,098,579      6,385,658
 Class C                                                 10,387,914      1,548,125
==================================================================================
 NET ASSETS
 Total increase                                          62,545,875     28,698,355
----------------------------------------------------------------------------------
 Beginning of period                                     41,543,007     12,844,652
                                                       ---------------------------
 End of period (including undistributed net
 investment income of $385,386 and $342,771,
 respectively)                                         $104,088,882    $41,543,007
                                                       ===========================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             21  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

 CLASS A         YEAR ENDED AUGUST 31,                       2000        1999     1998(1)
=========================================================================================

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $ 17.42     $ 11.52      $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                (.10)        .06         .03
 Net realized and unrealized gain                            1.12        6.72        1.49
                                                          -------------------------------
 Total income from
 investment operations                                       1.02        6.78        1.52
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.18)       (.04)        --
 Distributions from net realized gain                       (3.03)       (.84)        --
                                                          -------------------------------
 Total dividends and/or distributions
 to shareholders                                            (3.21)       (.88)        --
-----------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 15.23     $ 17.42      $11.52
                                                          ===============================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         5.68%      63.10%      15.20%

=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD (IN THOUSANDS)                 $60,336     $26,965      $9,605
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $52,095     $14,208      $6,482
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               (0.67)%      0.73%       0.44%
 Expenses                                                    1.74%      2.05%       1.77%(4)
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                      199%        280%        239%

1. For the period from November 17, 1997 (commencement of operations) to
August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             22  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS B       YEAR ENDED AUGUST 31,                          2000        1999     1998(1)
-----------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $ 17.22     $ 11.45      $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                (.19)        .02        (.01)
 Net realized and unrealized gain                            1.09        6.59        1.46
                                                          -------------------------------
 Total income from
 investment operations                                        .90        6.61        1.45
-----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.10)         --          --
 Distributions from net realized gain                       (3.03)       (.84)         --
                                                          -------------------------------
 Total dividends and/or distributions
 to shareholders                                            (3.13)       (.84)         --
-----------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 14.99     $ 17.22      $11.45
                                                          ===============================

=========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         4.98%      61.77%      14.50%

=========================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                 $31,807     $11,764      $2,631
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $25,377     $ 5,367      $1,187
-----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               (1.44)%      0.09%      (0.38)%
 Expenses                                                    2.51%       2.84%       2.67%(4)
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                      199%        280%        239%

1. For the period from November 17, 1997 (commencement of operations) to
August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             23  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED AUGUST 31,                           2000     1999   1998(1)
-------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $ 17.22    $11.45    $10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                (.16)      .04      (.04)
 Net realized and unrealized gain                            1.07      6.57      1.49
                                                          ---------------------------
 Total income from
 investment operations                                        .91      6.61      1.45
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.13)       --        --
 Distributions from net realized gain                       (3.03)     (.84)       --
                                                          ---------------------------
 Total dividends and/or distributions
 to shareholders                                            (3.16)     (.84)       --

-------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 14.97    $17.22    $11.45
                                                          ===========================

=====================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         4.98%    61.77%    14.50%

=====================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $11,946    $2,815      $609
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $ 9,003    $1,256      $454
-------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                               (1.38)%    0.09%    (0.66)%
 Expenses                                                    2.51%     2.84%     2.58%4
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                      199%      280%      239%

1. For the period from November 17, 1997 (commencement of operations) to
August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             24  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES

 Oppenheimer International Small Company Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).

       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
 All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans.
 Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

             25  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================

 1. SIGNIFICANT ACCOUNTING POLICIES  Continued

 REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2000, a provision of $5,899 was made for the Fund's projected benefit obligations and payments of $460 were made to retired trustees, resulting in an accumulated liability of $32,718 as of August 31,
 2000.

       The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

             26  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.
 Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

       The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $2,103,557, a decrease in overdistributed net investment income of $1,397,360, and a decrease in accumulated net realized gain on investments of $3,500,917. This reclassification includes $2,103,557 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

             27  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST

 The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED AUGUST 31, 2000         YEAR ENDED AUGUST 31, 1999
                                      SHARES           AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------

 CLASS A
 Sold                              4,935,306     $ 83,041,032        1,342,812      $ 18,716,106
 Dividends and/or
 distributions reinvested            408,411        6,293,616           57,034           639,347
 Redeemed                         (2,931,162)     (48,323,474)        (684,920)       (8,927,242)
                                  ---------------------------------------------------------------
 Net increase                      2,412,555     $ 41,011,174          714,926       $10,428,211
                                  ===============================================================

-------------------------------------------------------------------------------------------------
 CLASS B
 Sold                              2,309,773     $ 38,332,497          708,065       $10,033,460
 Dividends and/or
 distributions reinvested            180,676        2,753,506           19,492           217,331
 Redeemed                         (1,051,156)     (16,987,424)        (274,188)       (3,865,133)
                                  ---------------------------------------------------------------
 Net increase                      1,439,293     $ 24,098,579          453,369       $ 6,385,658
                                  ===============================================================

-------------------------------------------------------------------------------------------------
 CLASS C
 Sold                              1,527,990     $ 25,298,837          142,500       $ 1,990,985
 Dividends and/or
 distributions reinvested             56,909          866,168            4,411            49,186
 Redeemed                           (950,210)     (15,777,091)         (36,570)         (492,046)
                                  ---------------------------------------------------------------
 Net increase                        634,689     $ 10,387,914          110,341       $ 1,548,125
                                  ===============================================================

================================================================================
 3. PURCHASES AND SALES OF SECURITIES

 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2000, were
 $227,691,309 and $162,707,411, respectively.

       As of August 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $111,733,932 was:

           Gross unrealized appreciation            $  9,128,542
           Gross unrealized depreciation             (18,153,341)
                                                    ------------
           Net unrealized depreciation              $ (9,024,799)
                                                    ============

             28  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.80% of the first $250 million of average annual net assets of the Fund, 0.77%
 of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The
 Fund's management fee for the year ended August 31, 2000 was an annualized rate of 0.80%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement
 with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

       The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            AGGREGATE         CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                            FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                        SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES
                           ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
 YEAR ENDED                    SHARES     DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------

 August 31, 2000             $586,428        $165,265         $108,878         $645,866          $65,470

 1. The Distributor advances commission payments to dealers for certain sales of
 Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      CLASS A                      CLASS B                      CLASS C
                          CONTINGENT DEFERRED          CONTINGENT DEFERRED          CONTINGENT DEFERRED
                                SALES CHARGES                SALES CHARGES                SALES CHARGES
 YEAR ENDED           RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR
-------------------------------------------------------------------------------------------------------

 August 31, 2000                          $--                      $61,444                       $1,885

             29  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES   Continued

 The Fund has adopted a Service Plan for Class A shares and Distribution and
 Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
 Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
 Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended August 31,
 2000, payments under the Class A plan totaled $123,250 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $8,605 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

       The Distributor retains the asset-based sales charge on Class B shares.
 The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on
 Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the
 Fund under the plans. If any plan is terminated by the Fund, the Board of
 Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

       Distribution fees paid to the Distributor for the year ended August 31,
 2000, were as follows:

                                                                   DISTRIBUTOR'S    DISTRIBUTOR'S
                                                                       AGGREGATE     UNREIMBURSED
                                                                    UNREIMBURSED    EXPENSES AS %
                              TOTAL PAYMENTS     AMOUNT RETAINED        EXPENSES    OF NET ASSETS
                                  UNDER PLAN      BY DISTRIBUTOR      UNDER PLAN         OF CLASS
-------------------------------------------------------------------------------------------------

 Class B Plan                       $253,362            $220,080        $723,447             2.27%
 Class C Plan                         89,818              54,360          84,603             0.71

             30  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

================================================================================
 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
 Investments where applicable. As of August 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION         CONTRACT   VALUATION AS OF     UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION                  DATE    AMOUNT (000s)   AUGUST 31, 2000   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------

 CONTRACTS TO PURCHASE
 Hong Kong Dollar (HKD)              9/1/00           HKD852          $109,274         $    3         $   --
                                                                                       ------         ------

 CONTRACTS TO SELL
 British Pound
 Sterling (GBP)               9/4/00-9/5/00           GBP351           510,088            475          1,093
 Euro (EUR)                  9/1/00-9/14/00           EUR890           791,176          1,235             --
 Japanese Yen (JPY)           9/1/00-9/4/00        JPY12,594           118,099            304             --
 Swedish Krona (SEK)          9/1/00-9/4/00         SEK3,274           347,039             --            901
                                                                                       ------         ------
                                                                                        2,014          1,994
                                                                                       ------         ------
 Total Unrealized Appreciation and Depreciation                                        $2,017         $1,994
                                                                                       ======         ======

================================================================================
 6. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.

      The Fund had no borrowings outstanding during the year ended August 31,
2000.

             31  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

             32  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                     APPENDIX A

---------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
---------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies & Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads & Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings & Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel & Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                     Appendix B

                           OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.                       Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus
(unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
              Distributor for those purchases, or
(2)      by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      -           Purchases  of Class A shares by  Retirement  Plans  that have any of the  following  record-keeping arrangements:
(1)      The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
              mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P.
              ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)      The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch.
              On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3)      The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
      -           Purchases  by a  Retirement  Plan whose  record  keeper had a  cost-allocation  agreement  with the
      Transfer Agent on or before March 1, 2001.

II.                                 Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-        The Manager or its affiliates.
-        Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-        Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-        Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-        Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-        Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-        A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      -           Shares issued in plans of reorganization,  such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
-        Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other
         Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-        Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-        Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
-        Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the
         Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      -           To make  Automatic  Withdrawal  Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
-        Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an
                IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
                Distributor.
(11)     Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                OppenheimerFunds-sponsored IRA.
      -           For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-        Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable
         Prospectus.
-        Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
-        Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-        Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an
Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after             the Retirement
Plan's first purchase of Class C shares, if the redemption proceeds are                   invested in Class N shares
of one or more Oppenheimer funds.

-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)      For loans to participants or beneficiaries.10
(9)      On account of the participant's separation from service.11
(10)     Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the
                Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         (14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         -    Redemptions  of Class B shares or Class C shares  under an  Automatic  Withdrawal  Plan from an account other than a  Retirement  Plan if the  aggregate  value of the redeemed  shares does not exceed 10% of the  account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares sold to present or former officers, directors, trustees or employees (and their "immediate families"
              as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                 Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

    Oppenheimer Quest Value Fund, Inc.                     Oppenheimer Small Cap Value Fund
    Oppenheimer Quest Balanced Value Fund                  Oppenheimer Quest Global Value Fund, Inc.
    Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      -           acquired by such shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
         -        purchased by such shareholder by exchange of shares of another  Oppenheimer fund that were acquired pursuant to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer  fund on November 24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of Eligible Employees   Initial Sales Charge as a    Initial Sales Charge as a    Concession as % of
or Members                     % of Offering Price          % of Net Amount Invested     Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                                2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more             2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who
qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         - -  Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who
                  acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA
                  Family of Funds.
              -   Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
         - -  Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
                  -        withdrawals  under an  automatic  withdrawal  plan  holding only either Class B or Class C shares if the annual  withdrawal  does not exceed 10% of the initial  value of the  account  value, adjusted annually, and
                  -        liquidation of a shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a  determination  of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal  plan (but only for Class B or Class C shares)  where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
                  -        liquidation of a shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                    Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at
                $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

         -    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18,
1996, and still holds Class A shares:
(1)      any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former
                Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
                Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut
                Mutual Funds or a Fund into which such Fund merged;
(2)      any participant in a qualified plan, provided that the total initial amount invested by the plan in the
                Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5)

         one or more members of a group of at least 1,000 persons (and persons who are retirees from such group)
                engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)      an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)      in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
                Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.                  Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

            VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities
                                                         Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-        employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-        dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-        dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

---------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
---------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York 10019-5820

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